UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300	19087
Radnor, PA
(Address of chief executive offices)	(Zip code)

Clarence Kane Brenan
President and Chief Executive Officer
TIFF Investment Program
170 N. Radnor Chester Road, Suite 300
Radnor, PA 19087

with a copy to:
Kristin H. Ives, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:	610.684.8000

Date of fiscal year end:	12/31/2020

Date of reporting period:	01/01/2020 – 06/30/2020

Item 1. Reports to Stockholders.

TIFF Investment Program
2020 Semi-Annual Report	JUNE 30, 2020
About TIFF
TIFF, founded in 1991, is a not-for-profit organization that seeks to improve the investment returns of endowed non-profits by making available to them a series of multi-manager investment strategies, plus resources aimed at enhancing fiduciaries’ knowledge of investing.
TIFF Mutual Funds
TIFF Investment Program (TIP) is comprised of no-load mutual funds available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of two mutual funds at present: TIFF Multi-Asset Fund (MAF) and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for the fund as well as for the all-important task of asset allocation. With respect to STF, TAS is responsible for the day-to-day management of all of the fund’s assets.
Financial Statements
TIP is pleased to provide this Semi-Annual Report for the year ended June 30, 2020.
For Further Information
As always, we welcome the opportunity to discuss any aspect of TIFF’s services as well as answer any questions about these financial statements. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.
August 26, 2020

Copyright © 2020 • All rights reserved • This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2020
Internet Availability of Shareholder Reports
Beginning on January 2, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of TIFF Multi-Asset Fund’s (the “Fund”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of these reports from the Fund. Instead, these reports will be made available on the Fund’s website, and you will be notified by e-mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by calling TIFF Member Services at 800-984-0084 or by sending an e-mail request to memberservices@tiff.org.
You may elect to receive all future shareholder reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling TIFF Member Services at 800-984-0084 or by sending an e-mail request to memberservices@tiff.org. Your election to receive reports in paper will apply to all TIP funds that you hold.
Summary Schedule of Investments (Unaudited)
Foreign Common Stocks	32.9%
US Common Stocks	28.4%
Private Investment Funds	12.4%
US Treasury Bills	10.1%
Repurchase Agreement	8.1%
US Treasury Bonds/Notes	6.8%
Exchange-Traded Funds (ETFs)	3.7%
Preferred Stocks	0.2%
Purchased Option Contracts	0.2%
Structured Notes	0.0%
Rights	0.0%
Warrants	0.0%
Corporate Bonds	0.0%
Convertible Bonds	0.0%
Disputed Claims Receipt	0.0%
Total Investments	102.8%
Securities Sold Short	(6.8)%
Other Assets in Excess of Other Liabilities	4.0%
Net Assets	100.0%
Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for complete holdings information. Current and future holdings are subject to risk. Diversification does not ensure a profit or protect against loss in declining markets.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2020
Fund Expenses (Unaudited)
As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Including Expenses for Securities Sold Short*			Excluding Expenses for Securities Sold Short*
	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During the Period** 1/1/20 – 6/30/20	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During the Period** 1/1/20 – 6/30/20
1) Actual	$1,000.00	$1,000.70	$9.80	$1,000.00	$1,000.70	$8.31
2) Hypothetical	$1,000.00	$1,015.07	$9.87	$1,000.00	$1,016.56	$8.37

*
Expenses on Securities Sold Short include dividends and interest on securities sold short and broker fees on securities sold short.

**
Expenses are equal to the fund’s annualized expense ratio of 1.97% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Excluding expenses for securities sold short, expenses incurred by the fund were 1.67%. The expense ratios do not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2020
Financial Highlights
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
For a share outstanding throughout each period
Net asset value, beginning of period	$14.22	$12.02	$14.53	$14.12	$14.25	$15.31
Income (loss) from investment operations
Net investment loss (a)	0.00(b)	0.12	0.12	0.07	0.10	0.10
Net realized and unrealized gain (loss) on investments	0.00(b)	2.05	(1.63)	2.48	0.51	(0.38)
Total from investment operations	0.00(b)	2.17	(1.51)	2.55	0.61	(0.28)
Less distributions from
Net investment income	—	—	(0.25)	(0.75)	(0.04)	(0.20)
Net realized gains	—	—	(0.67)	(1.41)	(0.30)	(0.50)
Return of capital	—	—	(0.10)	—	(0.42)	(0.10)
Total distributions	—	—	(1.02)	(2.16)	(0.76)	(0.80)
Entry/exit fee per share (a)	0.02	0.03	0.02	0.02	0.02	0.02
Net asset value, end of period	$14.24	$14.22	$12.02	$14.53	$14.12	$14.25
Total return (c)	0.14%(d)	18.39%	(10.27)%	18.24%	4.45%	(1.72)%
Ratios/supplemental data
Net assets, end of period (000s)	$1,487,505	$1,912,954	$2,498,944	$3,754,026	$4,126,979	$4,837,688
Ratio of expenses to average net assets (e)	1.97%(f)(g)	1.00%	0.78%	0.94%	0.90%	0.85%
Ratio of expenses to average net assets, excluding expenses for securities sold short (e)	1.67%(f)(g)	0.78%	0.72%	0.93%	0.87%	0.76%
Ratio of net investment income (loss) to average net assets	(0.70)%(f)	0.92%	0.85%	0.47%	0.70%	0.68%
Portfolio turnover	79%	114%	66%	58%	65%	62%

(a)
Calculation based on average shares outstanding.

(b)
The amount presented is inconsistent with the fund’s results of operations because of the timing of redemptions of the fund shares in relation to fluctuating market values for the investment portfolio.

(c)
Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(d)
Not annualized.

(e)
The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

(f)
Annualized.

(g)
Certain money managers have generated exceedingly strong positive performance relative to their respective benchmarks. The expense ratio for the six months ended June 30, 2020 includes performance fees earned by those money managers.

See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Shares	Value
Investments — 102.8% of net assets
Common Stocks — 61.3%
US Common Stocks — 28.4%
Aerospace & Defense — 1.1%
Axon Enterprise, Inc. (a)	1,516	$148,765
Curtiss-Wright Corp.	2,595	231,682
General Dynamics Corp.	1,892	282,778
Hexcel Corp.	1,265	57,203
Howmet Aerospace, Inc.	18,964	300,579
Huntington Ingalls Industries, Inc. (b)	2,195	383,006
Lockheed Martin Corp.	2,297	838,221
Northrop Grumman Corp.	2,069	636,093
Raytheon Technologies Corp.	4,111	253,320
Textron, Inc.	2,904	95,571
TransDigm Group, Inc.	28,275	12,498,964
		15,726,182
Airlines — 0.0%
Delta Air Lines, Inc.	5,081	142,522
Auto Components — 0.0%
Adient plc (a)	2,317	38,045
Goodyear Tire & Rubber Co. (The)	3,621	32,390
		70,435
Automobiles — 0.5%
Ford Motor Co.	7,479	45,472
General Motors Co.	20,722	524,267
Tesla, Inc. (a)	6,599	7,125,666
		7,695,405
Beverages — 0.7%
Brown-Forman Corp., Class B	62,035	3,949,148
Coca-Cola Co. (The)	4,722	210,979
Monster Beverage Corp. (a)	4,098	284,073
PepsiCo, Inc.	40,426	5,346,743
		9,790,943
Biotechnology — 0.5%
AbbVie, Inc. (b)	10,211	1,002,516
Alexion Pharmaceuticals, Inc. (a)	8,921	1,001,293
Alnylam Pharmaceuticals, Inc. (a)	3,045	450,995
Amgen, Inc.	2,127	501,674
Arrowhead Pharmaceuticals, Inc. (a)	2,274	98,214
Biogen, Inc. (a) (b)	3,190	853,484
Bluebird Bio, Inc. (a)	182	11,109
Exelixis, Inc. (a)	20,486	486,338
Gilead Sciences, Inc. (b)	13,419	1,032,458
Incyte Corp. (a) (b)	1,113	115,719
Moderna, Inc. (a)	11,730	753,183
Regeneron Pharmaceuticals, Inc. (a)	793	494,554
Sage Therapeutics, Inc. (a)	696	28,940
United Therapeutics Corp. (a)	4,501	544,621
Vertex Pharmaceuticals, Inc. (a)	1,992	578,298
		7,953,396
Building Products — 0.1%
Johnson Controls International plc	16,776	572,733
Masco Corp. (b)	8,250	414,232
	Number of Shares	Value
Owens Corning	1,417	$79,012
		1,065,977
Capital Markets — 0.2%
Ameriprise Financial, Inc.	1,841	276,224
Bank of New York Mellon Corp. (The)	16,796	649,165
Federated Hermes, Inc., Class B	7,475	177,158
Franklin Resources, Inc.	13,984	293,244
Goldman Sachs Group, Inc. (The)	2,542	502,350
Morgan Stanley	1,229	59,361
State Street Corp.	4,986	316,860
T. Rowe Price Group, Inc.	503	62,121
		2,336,483
Chemicals — 0.1%
Cabot Corp.	8,833	327,263
Celanese Corp., Series A (b)	2,076	179,242
DuPont de Nemours, Inc.	3,365	178,782
Eastman Chemical Co. (b)	5,375	374,315
LyondellBasell Industries NV, Class A (b)	3,293	216,416
Minerals Technologies, Inc.	1,157	54,298
NewMarket Corp.	797	319,183
PolyOne Corp.	12,278	322,052
Sensient Technologies Corp.	1,551	80,900
Valvoline, Inc.	3,197	61,798
		2,114,249
Commercial Banks — 0.1%
Associated Banc-Corp.	23,804	325,639
BankUnited, Inc.	2,055	41,614
Citizens Financial Group, Inc.	11,793	297,655
Comerica, Inc.	2,648	100,889
Fifth Third Bancorp	4,674	90,115
First Citizens BancShares, Inc., Class A	137	55,488
Fulton Financial Corp	.2,053	21,618
PNC Financial Services Group, Inc. (The)	451	47,449
Umpqua Holdings Corp.	3,011	32,037
Wintrust Financial Corp.	2,345	102,289
		1,114,793
Commercial Services & Supplies — 0.1%
Deluxe Corp.	5,097	119,984
Herman Miller, Inc.	24,007	566,805
HNI Corp.	24,641	753,275
Waste Management, Inc. (b)	3,343	354,057
		1,794,121
Communications Equipment — 0.1%
Ciena Corp. (a) (b)	2,569	139,137
Cisco Systems, Inc. (b)	30,538	1,424,292
F5 Networks, Inc. (a)	1,297	180,906
Juniper Networks, Inc. (b)	7,291	166,672
		1,911,007
Computers & Peripherals — 0.5%
Apple, Inc. (b)	14,816	5,404,877
Dell Technologies, Inc., Class C (a)	1,084	59,555
HP, Inc.	64,104	1,117,333

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Shares	Value
Seagate Technology plc	3,629	$175,680
Xerox Holdings Corp. (a)	12,235	187,073
		6,944,518
Construction & Engineering — 0.1%
D.R. Horton, Inc.	3,561	197,457
EMCOR Group, Inc.	3,125	206,688
KB Home	11,913	365,491
KBR, Inc.	7,485	168,787
NVR, Inc. (a)	28	91,245
PulteGroup, Inc.	13,742	467,640
Quanta Services, Inc.	1,247	48,920
TRI Pointe Group, Inc. (a)	16,122	236,832
		1,783,060
Consumer Finance — 0.0%
Capital One Financial Corp. (b)	470	29,417
Discover Financial Services	1,243	62,262
SLM Corp.	5,961	41,906
Synchrony Financial (b)	16,015	354,892
		488,477
Containers & Packaging — 0.0%
Graphic Packaging Holding Co.	3,964	55,456
O-I Glass, Inc.	12,181	109,386
Westrock Co.	3,693	104,364
		269,206
Diversified Consumer Services — 0.0%
WW International, Inc. (a)	6,412	162,737
Diversified Financial Services — 1.1%
Bank of America Corp.	1,966	46,692
Berkshire Hathaway, Inc., Class B (a) (b)	7,588	1,354,534
Citigroup, Inc.	9,672	494,239
Evercore, Inc., Class A	6,818	401,717
JPMorgan Chase & Co. (b)	6,093	573,108
Moody’s Corp. (b)	39,808	10,936,452
S&P Global, Inc.	1,132	372,971
Subversive Capital Acquistion Corp., Class A (a) (b)	73,700	733,315
Washington Mutual, Inc. (a) (c) (d)	33,600	—
Wells Fargo & Co. (b)	33,516	858,010
		15,771,038
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	5,806	175,515
Verizon Communications, Inc. (b)	16,531	911,354
		1,086,869
Electric Utilities — 0.1%
Exelon Corp. (b)	9,696	351,868
IDACORP, Inc.	2,381	208,028
NRG Energy, Inc.	749	24,388
Pinnacle West Capital Corp.	3,560	260,912
		845,196
Electrical Equipment — 0.0%
Acuity Brands, Inc.	1,588	152,035
Eaton Corp. plc (b)	1,451	126,933
GrafTech International, Ltd.	15,104	120,530
Regal Beloit Corp.	2,368	206,774
		606,272

	Number of Shares	Value
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc. (a) (b)	14,858	$1,020,596
Avnet, Inc.	26,602	741,797
CDW Corp.	2,302	267,446
Flex, Ltd. (a)	30,907	316,797
Jabil, Inc.	14,235	456,659
SYNNEX Corp.	5,858	701,612
Tech Data Corp. (a)	340	49,300
Vishay Intertechnology, Inc. (b)	36,200	552,774
		4,106,981
Energy Equipment & Services — 0.1%
Cactus, Inc., Class A (b)	38,433	792,873
Helmerich & Payne, Inc. (b)	7,792	152,022
NexTier Oilfield Solutions, Inc. (a)	170,832	418,538
		1,363,433
Food & Staples Retailing — 0.1%
Kroger Co. (The)	7,760	262,676
Sprouts Farmers Market, Inc. (a)	13,211	338,069
Walmart, Inc. (b)	9,015	1,079,817
		1,680,562
Food Products — 0.5%
Archer-Daniels-Midland Co.	2,496	99,591
Bunge, Ltd.	839	34,508
Hain Celestial Group, Inc. (The) (a)	11,104	349,887
Hershey Co. (The)	431	55,866
Ingredion, Inc.	1,803	149,649
McCormick & Co., Inc.	37,258	6,684,458
Pilgrim’s Pride Corp. (a)	2,042	34,489
Tyson Foods, Inc., Class A (b)	7,230	431,703
		7,840,151
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories (b)	1,593	145,648
Align Technology, Inc. (a)	627	172,074
Baxter International, Inc. (b)	12,141	1,045,340
Becton Dickinson and Co.	12,441	2,976,758
Boston Scientific Corp. (a)	6,134	215,365
DENTSPLY SIRONA, Inc.	3,717	163,771
DexCom, Inc. (a)	15,940	6,462,076
Edwards Lifesciences Corp. (a)	3,783	261,443
Hologic, Inc. (a)	12,706	724,242
IDEXX Laboratories, Inc. (a)	14,006	4,624,221
Stryker Corp.	30,647	5,522,283
Zimmer Biomet Holdings, Inc.	1,640	195,750
		22,508,971
Health Care Providers & Services — 0.3%
AmerisourceBergen Corp.	3,906	393,608
Anthem, Inc.	1,178	309,790
Cardinal Health, Inc. (b)	9,354	488,185
Cerner Corp.	4,867	333,633
Cigna Corp. (a)	120	22,518
CVS Health Corp.	5,038	327,319
DaVita, Inc. (a)	293	23,188
HCA Healthcare, Inc.	1,752	170,049
Humana, Inc. (b)	1,902	737,501
McKesson Corp. (b)	5,268	808,217
MEDNAX, Inc. (a)	8,802	150,514

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Shares	Value
Tenet Healthcare Corp. (a)	9,348	$169,292
UnitedHealth Group, Inc.	3,214	947,969
Universal Health Services, Inc., Class B	2,531	235,105
		5,116,888
Hotels, Restaurants & Leisure — 0.5%
Boyd Gaming Corp.	3,338	69,764
Brinker International, Inc.	23,552	565,248
Caesars Entertainment Corp. (a)	2,729	33,103
Chipotle Mexican Grill, Inc. (a)	147	154,697
Darden Restaurants, Inc.	3,330	252,314
Domino’s Pizza, Inc.	466	172,159
Hilton Grand Vacations, Inc. (a)	1,350	26,393
International Game Technology plc	34,046	303,010
Jack in the Box, Inc.	4,199	311,104
Las Vegas Sands Corp. (b)	515	23,453
McDonald’s Corp.	2,437	449,553
Papa John’s International, Inc.	2,405	190,981
Starbucks Corp.	54,424	4,005,062
Texas Roadhouse, Inc.	1,086	57,091
Wendy’s Co. (The)	8,612	187,569
Wyndham Worldwide Corp.	9,796	276,051
Yum! Brands, Inc.	4,867	422,991
		7,500,543
Household Durables — 0.0%
Whirlpool Corp.	642	83,158
Household Products — 0.2%
Colgate-Palmolive Co.	4,794	351,208
Kimberly-Clark Corp.	6,733	951,710
Procter & Gamble Co. (The) (b)	10,840	1,296,139
		2,599,057
Industrial Conglomerates — 0.1%
General Electric Co.	102,035	696,899
Honeywell International, Inc.	1,037	149,940
		846,839
Insurance — 0.2%
Aflac, Inc. (b)	2,825	101,785
Allstate Corp. (The) (b)	9,142	886,682
American National Insurance Co.	501	36,107
CNO Financial Group, Inc.	8,396	130,726
Fidelity National Financial, Inc.	6,373	195,396
First American Financial Corp.	3,882	186,414
Mercury General Corp.	4,125	168,094
MetLife, Inc.	16,398	598,855
Prudential Financial, Inc.	1,677	102,129
Travelers Companies, Inc. (The) (b)	3,642	415,370
Unum Group	1,359	22,546
		2,844,104
Internet & Catalog Retail — 1.4%
Amazon.com, Inc. (a) (b)	6,731	18,569,617
Booking Holdings, Inc. (a)	152	242,036
eBay, Inc. (b)	15,992	838,780
Etsy, Inc. (a)	1,969	209,167
Qurate Retail, Inc., Series A (a)	77,396	735,262
Wayfair, Inc., Class A (a)	1,559	308,074
		20,902,936

	Number of Shares	Value
Internet Software & Services — 2.5%
Akamai Technologies, Inc. (a)	2,403	$257,337
Alphabet, Inc., Class A (a) (b)	1,715	2,431,956
Alphabet, Inc., Class C (a) (b)	1,149	1,624,238
Facebook, Inc., Class A (a) (b)	114,203	25,932,075
GrubHub, Inc. (a)	345	24,254
IAC/InterActiveCorp (a) (b)	421	136,151
Pinterest, Inc., Class A (a)	298,489	6,617,501
TripAdvisor, Inc. (b)	8,066	153,335
Uber Technologies, Inc. (a)	4,239	131,748
VeriSign, Inc. (a)	2,094	433,102
Yelp, Inc. (a) (b)	4,345	100,500
		37,842,197
IT Services — 2.9%
Alliance Data Systems Corp.	5,801	261,741
Amdocs, Ltd.	4,463	271,707
Automatic Data Processing, Inc.	29,447	4,384,364
Booz Allen Hamilton Holding Corp.	859	66,822
CACI International, Inc., Class A (a)	2,450	531,356
Cognizant Technology Solutions Corp., Class A	11,713	665,533
DXC Technology Co. (b)	7,263	119,840
Euronet Worldwide, Inc. (a)	555	53,180
Fidelity National Information Services, Inc.	73,824	9,899,060
International Business Machines Corp. (IBM) (b)	8,547	1,032,221
Mastercard, Inc., Class A	2,511	742,503
MAXIMUS, Inc.	3,027	213,252
PayPal Holdings, Inc. (a)	48,957	8,529,778
Perspecta, Inc.	2,067	48,016
Visa, Inc., Class A	82,565	15,949,081
		42,768,454
Leisure Equipment & Products — 0.0%
Brunswick Corp.	670	42,887
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. (b)	2,973	262,724
Bio-Rad Laboratories, Inc., Class A (a)	179	80,817
Charles River Laboratories International, Inc. (a)	482	84,037
Illumina, Inc. (a)	272	100,735
IQVIA Holdings, Inc. (a)	2,486	352,714
PRA Health Sciences, Inc. (a)	714	69,465
Thermo Fisher Scientific, Inc. (b)	1,949	706,200
Waters Corp. (a)	16,240	2,929,696
		4,586,388
Machinery — 1.1%
AGCO Corp.	2,396	132,882
Allison Transmission Holdings, Inc.	3,295	121,190
Caterpillar, Inc.	2,839	359,133
Chart Industries, Inc. (a) (b)	45,461	2,204,404
Crane Co.	4,062	241,527
Cummins, Inc. (b)	2,033	352,238
Flowserve Corp.	2,472	70,501
Ingersoll Rand, Inc. (a)	2,316	65,126
ITT, Inc.	7,710	452,885

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Shares	Value
Oshkosh Corp. (b)	6,356	$455,217
Otis Worldwide Corp.	196,532	11,174,810
Terex Corp.	5,920	111,118
Timken Co. (The)	7,178	326,527
		16,067,558
Media — 1.7%
AMC Networks, Inc., Class A (a)	15,902	371,948
Cinemark Holdings, Inc.	19,848	229,244
Comcast Corp., Class A (b)	26,395	1,028,877
Netflix, Inc. (a)	50,042	22,771,112
Roku, Inc. (a)	478	55,701
ViacomCBS, Inc., Class B	1,706	39,784
Walt Disney Co. (The) (b)	1,884	210,085
World Wrestling Entertainment, Inc., Class A	935	40,626
		24,747,377
Metals & Mining — 0.1%
Allegheny Technologies, Inc. (a)	34,521	351,769
Commercial Metals Co.	12,024	245,290
Reliance Steel & Aluminum Co. (b)	4,813	456,898
Steel Dynamics, Inc.	14,506	378,461
		1,432,418
Multi-Utilities — 0.0%
Consolidated Edison, Inc.	2,630	189,176
NorthWestern Corp.	446	24,316
Public Service Enterprise Group, Inc.	1,465	72,019
		285,511
Multiline Retail — 0.0%
Kohl’s Corp.	12,686	263,488
Target Corp.	2,615	313,617
		577,105
Oil, Gas & Consumable Fuels — 2.2%
Brigham Minerals, Inc., Class A (b)	237,561	2,933,878
Cabot Oil & Gas Corp. (b)	22,699	389,969
Centennial Resource Development, Inc., Class A (a)	1,823	1,622
Cheniere Energy, Inc. (a) (b)	21,490	1,038,397
Chevron Corp.	2,439	217,632
Cimarex Energy Co. (b)	133,290	3,664,142
Cloud Peak Energy, Inc. (a) (c) (d)	313,225	—
CNX Resources Corp. (a)	6,963	60,230
Comstock Resources, Inc. (a)	177,549	777,665
Concho Resources, Inc. (b)	47,747	2,458,971
ConocoPhillips (b)	10,874	456,926
Devon Energy Corp. (b)	34,791	394,530
EOG Resources, Inc. (b)	23,640	1,197,602
EQT Corp. (b)	21,766	259,015
Equitrans Midstream Corp. (b)	153,037	1,271,738
Exxon Mobil Corp. (b)	7,060	315,723
Goodrich Petroleum Corp. (a)	51,378	369,922
HollyFrontier Corp.	12,662	369,730
Kinder Morgan, Inc. (b)	34,433	522,349
Kosmos Energy, Ltd.	87,630	145,466
Matador Resources Co. (a)	24,263	206,236
Noble Energy, Inc. (b)	29,609	265,297
Parsley Energy, Inc., Class A (b)	214,631	2,292,259
	Number of Shares	Value
PBF Energy, Inc., Class A	2,445	$25,037
PDC Energy, Inc. (a) (b)	171,001	2,127,252
Pioneer Natural Resources Co.	882	86,171
Plains GP Holdings LP, Class A (a)	24,446	217,569
Range Resources Corp.	435,945	2,454,370
Schlumberger, Ltd. (b)	64,496	1,186,081
Southwestern Energy Co. (a)	667,406	1,708,559
Talos Energy, Inc. (a) (b)	121,636	1,119,051
Targa Resources Corp. (b)	95,256	1,911,788
Texas Pacific Land Trust	838	498,350
World Fuel Services Corp.	21,814	561,929
WPX Energy, Inc. (a) (b)	314,565	2,006,925
		33,512,381
Paper & Forest Products — 0.0%
International Paper Co.	11,621	409,175
Personal Products — 0.4%
Estee Lauder Companies, Inc. (The), Class A	31,587	5,959,835
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.	14,622	859,774
Eli Lilly & Co.	1,314	215,732
Horizon Therapeutics plc (a)	2,988	166,073
Johnson & Johnson (b)	51,337	7,219,522
Merck & Co., Inc. (b)	19,087	1,475,998
Mylan NV (a)	44,134	709,675
Pfizer, Inc. (b)	44,402	1,451,945
Walgreens Boots Alliance, Inc.	13,922	590,154
		12,688,873
Professional Services — 0.1%
CoStar Group, Inc. (a)	148	105,179
ManpowerGroup, Inc. (b)	4,613	317,144
Robert Half International, Inc.	7,139	377,153
		799,476
Real Estate Investment Trusts (REITs) — 0.1%
Alexander & Baldwin, Inc.	10,285	125,374
Boston Properties, Inc. (b)	1,853	167,474
Brandywine Realty Trust	10,488	114,214
Brixmor Property Group, Inc.	2,618	33,563
Colony Capital, Inc.	27,755	66,612
Empire State Realty Trust, Inc., Class A, Class A	7,106	49,742
Equity Residential	2,008	118,110
Paramount Group, Inc.	21,052	162,311
Retail Properties of America, Inc., Class A	32,928	241,033
Simon Property Group, Inc.	2,976	203,499
SITE Centers Corp.	14,618	118,406
Urban Edge Properties	4,718	56,003
		1,456,341
Road & Rail — 0.0%
Schneider National, Inc., Class B	9,359	230,887
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc. (a)	3,167	166,616
Analog Devices, Inc.	1,352	165,809
Applied Materials, Inc. (b)	16,763	1,013,323

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Shares	Value
Broadcom, Inc.	2,099	$662,465
Cirrus Logic, Inc. (a)	7,095	438,329
Intel Corp. (b)	33,839	2,024,587
Lam Research Corp. (b)	1,999	646,597
Micron Technology, Inc. (a) (b)	15,970	822,774
NVIDIA Corp.	1,207	458,551
Qorvo, Inc. (a)	6,801	751,715
QUALCOMM, Inc.	10,599	966,735
Skyworks Solutions, Inc. (b)	4,354	556,703
Synaptics, Inc. (a)	3,591	215,891
Texas Instruments, Inc.	3,678	466,996
Xilinx, Inc.	3,582	352,433
		9,709,524
Software — 3.4%
Activision Blizzard, Inc. (b)	9,684	735,016
Adobe, Inc. (a) (b)	3,202	1,393,863
Aspen Technology, Inc. (a)	2,707	280,472
Autodesk, Inc. (a)	1,488	355,915
Cadence Design Systems, Inc. (a)	4,348	417,234
CDK Global, Inc.	1,765	73,106
Cerence, Inc. (a)	4,653	190,029
CommVault Systems, Inc. (a) (b)	8,248	319,198
Coupa Software, Inc. (a)	162	44,880
Dropbox, Inc., Class A (a)	16,073	349,909
Electronic Arts, Inc. (a)	8,730	1,152,796
Fair Isaac Corp. (a)	479	200,241
Fortinet, Inc. (a)	3,413	468,502
Intuit, Inc. (b)	23,923	7,085,753
Manhattan Associates, Inc. (a)	2,578	242,848
Microsoft Corp. (b)	125,209	25,481,284
Nortonlifelock, Inc.	25,385	503,385
Oracle Corp. (b)	24,483	1,353,175
RingCentral, Inc., Class A (a)	155	44,177
SS&C Technologies Holdings, Inc.	3,737	211,066
Take-Two Interactive Software, Inc. (a)	1,869	260,856
Teradata Corp. (a)	2,222	46,218
Workday, Inc., Class A (a)	259	48,526
Zoom Video Communications, Inc., Class A (a)	35,854	9,090,423
Zscaler, Inc. (a)	1,948	213,306
		50,562,178
Specialty Retail — 0.4%
AutoNation, Inc. (a)	3,051	114,657
AutoZone, Inc. (a) (b)	178	200,805
Avis Budget Group, Inc. (a)	9,440	216,082
Bed Bath & Beyond, Inc.	7,319	77,581
Best Buy Co., Inc.	8,835	771,030
Dick’s Sporting Goods, Inc.	3,194	131,784
Foot Locker, Inc.	1,465	42,719
Gap, Inc. (The)	9,714	122,591
Home Depot, Inc. (The) (b)	6,667	1,670,150
L Brands, Inc.	18,399	275,433
Lowe’s Cos, Inc. (b)	6,600	891,792
Sally Beauty Holdings, Inc. (a)	38,741	485,425
Tiffany & Co.	589	71,823
Tractor Supply Co.	4,892	644,717
		5,716,589

	Number of Shares	Value
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp. (a)	3,503	$687,954
NIKE, Inc., Class B	54,950	5,387,848
PVH Corp.	1,713	82,310
Ralph Lauren Corp.	193	13,997
Samsonite International SA (a) (e)	2,269,500	2,303,102
Skechers U.S.A., Inc., Class A (a) (b)	3,982	124,955
Tapestry, Inc.	22,397	297,432
Under Armour, Inc., Class A (a)	4,622	45,018
		8,942,616
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	13,535	110,852
Mr Cooper Group, Inc. (a)	2	25
		110,877
Tobacco — 0.4%
Philip Morris International, Inc.	85,939	6,020,886
Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. (a)	10,837	375,502
MSC Industrial Direct Co., Inc., Class A	1,141	83,076
NOW, Inc. (a)	36,015	310,810
WESCO International, Inc. (a)	7,849	275,578
		1,044,966
Total US Common Stocks (Cost $350,915,915)		422,581,008
Foreign Common Stocks — 32.9%
Australia — 1.5%
Atlassian Corp. plc, Class A (a)	103,985	18,745,376
Newcrest Mining, Ltd.	161,445	3,599,458
		22,344,834
Bermuda — 0.0%
Assured Guaranty, Ltd.	5,024	122,636
Brazil — 0.1%
BrasilAgro – Co. Brasileira de Propriedades Agricolas	43,000	165,734
Centrais Eletricas Brasileiras SA (a)	132,500	755,319
Embraer SA – ADR (a)	38,020	227,360
		1,148,413
Canada — 5.4%
Advantage Oil & Gas, Ltd. (a)	367,475	449,329
Alexco Resource Corp. (a)	24,200	54,368
ATS Automation Tooling Systems, Inc. (a) (b)	20,100	283,082
B2Gold Corp.	15,600	88,709
Bear Creek Mining Corp. (a)	446,991	796,787
CAE, Inc. (b)	22,200	360,080
Cameco Corp.	324,561	3,326,750
Canaccord Genuity Group, Inc.	14,700	74,821
Canadian Natural Resources, Ltd. – NYSE Shares (b)	123,573	2,143,595
Capital Power Corp. (b)	21,300	438,991
Capstone Mining Corp. (a)	544,500	332,893
Centerra Gold, Inc.	208,780	2,329,859
CGI, Inc. (a) (b)	6,000	378,005
Champignon Brands, Inc. (a) (c) (f)	75,800	50,250
Chorus Aviation, Inc.	195,700	429,571
Cineplex, Inc.	41,900	248,141

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Shares	Value
CloudMD Software & Services, Inc. (a)	168,800	$83,306
Conic Metals Corp. (a)	155,643	19,490
Corus Entertainment, Inc., Class B	161,600	340,436
Crescent Point Energy Corp.	262,713	425,728
Denison Mines Corp. (a)	1,739,819	615,139
Dundee Corp., Class A (a)	405,126	402,858
Dundee Precious Metals, Inc. (b)	72,200	475,448
dynaCERT, Inc. (a)	225,100	104,459
Eclipse Gold Mining Corp. (a)	136,000	86,152
Enerplus Corp.	111,595	314,005
First Quantum Minerals, Ltd.	44,200	352,272
Fission Uranium Corp. (a)	1,698,000	300,177
Genworth MI Canada, Inc. (b)	17,200	420,751
Great Bear Resources (a) (c) (f)	32,800	465,569
Guyana Goldfields, Inc. (a)	237,300	304,141
International Tower Hill Mines, Ltd. (a)	227,545	405,030
Ivanhoe Mines, Ltd., Class A (a)	354,478	1,005,259
Labrador Iron Ore Royalty Corp. (b)	18,100	323,576
Liberty Gold Corp. (a)	80,900	126,332
Lightspeed POS, Inc. (a) (b)	21,600	515,975
Lululemon Athletica, Inc. (a)	84	26,209
Lundin Gold, Inc. (a) (b)	56,200	527,392
MAG Silver Corp. (a) (b)	36,900	520,775
MEG Energy Corp. (a)	504,474	1,400,904
Mercer Park Brand Acquisition Corp., Class A (a)	154,200	1,529,664
New Gold, Inc. (a)	1,170,296	1,579,900
NexGen Energy, Ltd. (a)	647,292	843,921
Norbord, Inc. (b)	15,700	358,385
Northern Dynasty Minerals, Ltd. (a)	752,336	1,075,082
Northern Dynasty Minerals, Ltd. – NYSE Shares (a)	238,786	341,464
Novagold Resources, Inc. (a)	67,661	621,128
Osisko Mining, Inc. (a) (c) (f)	90,300	254,750
Pan American Silver Corp.	21,108	641,045
Pasofino Gold, Ltd. (a) (c) (f)	840,000	126,841
Pipestone Energy Corp. (a)	609,743	211,092
Prime Mining Corp. (a)	74,000	70,860
Protech Home Medical Corp. (a)	290,300	241,632
Quisitive Technology Solutions, Inc. (a)	116,500	58,353
Seabridge Gold, Inc. (a)	139,115	2,442,915
Seven Aces, Ltd. (a)	79,700	128,567
Shopify, Inc., Class A (a)	41,783	39,660,424
Skeena Resources, Ltd. (a)	44,000	62,876
SNC-Lavalin Group, Inc. (b)	20,700	349,320
Sprott, Inc.	36,345	1,306,182
Suncor Energy, Inc. (b)	33,436	563,752
Teck Resources, Ltd., Class B (b)	40,300	422,117
Teranga Gold Corp. (a) (b)	56,900	515,520
Tourmaline Oil Corp. (b)	14,516	126,919
TransAlta Corp. (b)	66,500	394,317
Turquoise Hill Resources, Ltd. (a)	2,556,732	1,874,596
Unigold, Inc. (a)	40,400	12,350
Uranium Participation Corp. (a)	448,077	1,511,633
Wheaton Precious Metals Corp.	25,231	1,111,425
Xebec Adsorption, Inc. (a)	48,900	147,680
		79,931,324

	Number of Shares	Value
China — 11.2%
Air China, Ltd., Class H	2,500,000	$1,492,186
Alibaba Group Holding, Ltd. – SPADR (a)	10,700	2,307,990
Anhui Conch Cement Co., Ltd., Class A	379,585	2,841,804
AVIC Jonhon Optronic Technology Co. Ltd., Class A	543,011	3,142,056
AVICOPTER plc, Class A	538,610	3,128,820
Beijing Capital International Airport Co., Ltd., Class H	1,326,000	830,142
Bilibili, Inc. – SPADR (a)	48,032	2,224,842
Changgang Dunxin Enterprise Co., Ltd. (a) (c) (d)	4,640,000	—
China Eastern Airlines Corp., Ltd., Class H (a)	674,000	240,627
China Merchants Bank Co., Ltd., Class A	600,010	2,862,395
China Oilfield Services, Ltd., Class H	362,000	325,613
China Pacific Insurance Group Co., Ltd., Class A	977,027	3,767,139
China Pacific Insurance Group Co., Ltd., Class H	919,400	2,458,822
China Shenhua Energy Co., Ltd.	144,500	225,672
China Southern Airlines Co., Ltd., Class H (a)	1,432,000	632,409
China Telecom Corp., Ltd., Class H	5,408,000	1,515,974
CITIC Securities Co., Ltd., Class H	1,630,500	3,088,341
CNOOC, Ltd.	1,016,172	1,141,261
Daqin Railway Co., Ltd., Class A	2,246,523	2,231,450
Focus Media Information Technology Co., Ltd., Class A	7,655,325	6,025,263
Fufeng Group, Ltd. (a)	792,000	252,963
Fujian Star-net Communication Co., Ltd., Class A	235,300	1,176,344
Grandblue Environment Co., Ltd., Class A	947,153	2,931,141
Gree Electric Appliances, Inc. of Zhuhai, Class A	619,213	4,978,002
Guangshen Railway Co., Ltd., Class H	3,282,000	615,794
Haier Smart Home Co., Ltd., Class A	1,053,443	2,649,354
Haitong Securities Co., Ltd., Class H	534,462	432,165
Hongfa Technology Co., Ltd., Class A	653,321	3,708,764
Huayu Automotive Systems Co., Ltd., Class A	868,235	2,554,400
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,085,038	4,757,337
iQIYI, Inc. – ADR (a)	146,872	3,405,962
JD.com, Inc. – ADR (a)	60,000	3,610,800
Jiangsu Hengrui Medicine Co., Ltd., Class A	164,252	2,144,339
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	173,938	399,620
Kweichow Moutai Co., Ltd., Class A	19,500	4,035,592
Meituan Dianping, Class B (a)	45,500	1,010,705
Midea Group Co., Ltd., Class A	574,845	4,862,667
New Oriental Education & Technology Group, Inc. – SPADR (a)	20,000	2,604,600
Pinduoduo, Inc. – ADR (a)	43,900	3,768,376
Ping An Insurance Group Co. of China, Ltd., Class A	283,960	2,868,807
Ping An Insurance Group Co. of China, Ltd., Class H	372,500	3,720,178

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Shares	Value
Poly Developments and Holdings Group Co., Ltd., Class A	1,790,409	$3,724,443
Quectel Wireless Solutions Co., Ltd., Class A	51,360	1,511,872
Sany Heavy Industry Co., Ltd., Class A	1,684,000	4,470,075
SDIC Power Holdings Co., Ltd., Class A	2,387,292	2,646,875
Shengyi Technology Co., Ltd., Class A	577,971	2,410,963
Shenzhen Expressway Co., Ltd., Class A	558,258	719,855
Shenzhou International Group Holdings, Ltd.	79,400	954,524
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	686,950	2,040,556
SINA Corp. (a)	24,000	861,840
Spring Airlines Co., Ltd., Class A	271,776	1,361,693
TAL Education Group – ADR (a)	17,800	1,217,164
Tencent Holdings, Ltd.	279,400	17,946,926
Tencent Holdings, Ltd. – ADR	14,900	953,600
Tencent Music Entertainment Group – ADR (a)	2,500	33,650
Tongkun Group Co., Ltd., Class A (a)	1,108,400	2,000,926
Trip.com Group, Ltd. ADR (a)	111,000	2,877,120
Vipshop Holdings, Ltd. – ADR (a)	136,600	2,719,706
Wanhua Chemical Group Co., Ltd., Class A	313,451	2,217,302
Weibo Corp. – SPADR (a)	89,200	2,997,120
Weichai Power Co., Ltd., Class A	2,387,781	4,635,265
Wens Foodstuffs Group Co., Ltd., Class A	715,657	2,196,899
Yunda Holding Co., Ltd., Class A	434,037	1,505,697
Yunji, Inc. – ADR (a)	71,111	191,289
Yunnan Energy New Material Co. Ltd., Class C	162,351	1,521,074
Zhejiang Dahua Technology Co. Ltd., Class A	1,276,121	3,468,760
ZTO Express Cayman, Inc. – ADR	64,400	2,364,124
		166,520,034
Denmark — 0.9%
Coloplast A/S, Class B	37,857	5,868,924
Novo Nordisk A/S, Class B (b)	116,780	7,556,971
		13,425,895
Finland – 0.6%
Enento Group Oyj (a) (b) (e)	4,938	204,094
Huhtamaki Oyj (a) (b)	9,460	371,952
Kone Oyj, Class B	79,247	5,445,596
Nanoform Finland plc (a)	133,267	650,732
Nordea Bank Abp (a) (b)	18,923	130,521
Sampo Oyj, Series A (b)	43,548	1,496,141
		8,299,036
France — 0.6%
Electricite de France SA	214,931	1,979,283
L’Oreal SA	20,570	6,594,536
Total SA – SPADR	12,291	472,712
		9,046,531
Greece — 0.0%
Diana Shipping, Inc. (a)	211,343	317,014
Tsakos Energy Navigation, Ltd.	141,461	284,337
		601,351

	Number of Shares	Value
Hong Kong — 0.9%
AIA Group, Ltd.	382,200	$3,557,161
CECEP COSTIN New Materials Group, Ltd. (a)(c)(d)	1,736,000	—
China Taiping Insurance Holdings Co., Ltd.	316,000	507,049
Hong Kong Exchanges & Clearing, Ltd.	105,300	4,487,748
Hua Han Health Industry Holdings, Ltd. (a)(c)(d)	6,984,000	—
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	249,823
PAX Global Technology, Ltd.	1,893,000	827,598
Shangri-La Asia, Ltd.	2,236,000	1,929,848
Sun Art Retail Group, Ltd.	1,119,500	1,911,515
		13,470,742
Ireland — 0.1%
Accenture plc, Class A	2,146	460,789
Alkermes plc (a) (b)	17,630	342,110
Jazz Pharmaceuticals plc (a)	1,330	146,752
Medtronic plc (b)	10,744	985,225
Trane Technologies plc	3,715	330,561
		2,265,437
Japan — 5.4%
Amano Corp.	176,100	3,653,148
BML, Inc.	96,700	2,527,517
Bunka Shutter Co., Ltd.	148,500	1,028,199
DTS Corp.	27,000	556,930
Fukuda Corp.	4,200	190,576
Fukuda Denshi Co., Ltd.	4,200	280,988
Fukushima Industries Corp.	21,300	674,563
Glory, Ltd.	97,900	2,224,813
Hakuhodo DY Holdings, Inc.	365,600	4,344,804
Hitachi, Ltd.	129,400	4,085,085
Hogy Medical Co., Ltd.	143,800	4,424,637
Hoshizaki Corp.	23,900	2,047,943
Inpex Corp.	63,500	393,127
Japan Petroleum Exploration Co., Ltd.	2,300	38,589
Japan Steel Works, Ltd. (The)	32,200	457,701
Kamigumi Co., Ltd.	37,100	727,614
Miraca Holdings, Inc.	150,300	3,542,675
Mitsubishi Corp.	76,400	1,608,450
Mitsubishi Estate Co., Ltd.	243,300	3,617,997
Mitsui & Co., Ltd.	107,200	1,585,166
Mitsui Fudosan Co., Ltd.	190,300	3,371,951
Morinaga & Co., Ltd.	108,200	4,206,281
NEC Corp.	8,600	412,429
Nippon Densetsu Kogyo Co., Ltd.	6,800	149,935
Nohmi Bosai, Ltd.	34,900	676,635
Noritz Corp.	60,300	733,376
OKUMA Corp.	92,000	3,937,424
Organo Corp.	8,600	464,238
Secom Co., Ltd.	50,900	4,447,139
Sekisui Jushi Corp.	1,400	28,216
Seven Bank, Ltd.	1,668,100	4,562,935
Sinko Industries, Ltd.	56,500	763,054
SK Kaken Co., Ltd.	5,700	1,956,822
Sumitomo Warehouse Co., Ltd. (The)	354,500	4,254,757

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Shares	Value
Suzuken Co., Ltd.	3,000	$111,819
Tachi-S Co., Ltd.	1,200	9,636
Takeuchi Manufacturing Co., Ltd.	172,300	2,862,204
TKC Corp.	9,100	481,748
Toei Co., Ltd.	41,400	5,530,787
TV Asahi Holdings Corp.	218,800	3,187,440
		80,159,348
Kazakhstan — 0.1%
NAC Kazatomprom JSC – GDR (c) (e)	98,480	1,366,278
Lebanon — 0.0%
Solidere -ADR (a) (c) (d)	38,451	149,959
Luxembourg — 0.0%
Millicom International Cellular SA – SDR	21,124	551,923
Malta — 0.2%
Kambi Group plc (a)	141,320	3,134,867
Kindred Group plc	55,636	332,091
		3,466,958
Mexico — 0.1%
Fresnillo plc	79,824	831,403
Vista Oil & Gas Sab de CV – ADR (a)	177,532	541,473
		1,372,876
Netherlands — 0.0%
Core Laboratories NV (b)	21,871	444,419
QIAGEN NV (a)	956	40,926
		485,345
Puerto Rico — 0.1%
Popular, Inc. (b)	22,874	850,227
Russia — 0.8%
Etalon Group plc – GDR (g)	599,848	812,792
Federal Grid Co. Unified Energy System PJSC (a) (c)	566,947,581	1,482,568
Gazprom PJSC (c)	1,026,795	2,800,736
Lenta, Ltd. – GDR (a) (g)	391,553	932,864
LSR Group PJSC (a) (c)	47,272	467,396
Moscow Exchange MICEX-RTS PJSC (a) (c)	341,367	543,936
Polyus PJSC – GDR (g)	10,823	911,534
RusHydro PJSC (a) (c)	240,386,380	2,470,932
Sberbank of Russia PJSC (c)	411,444	1,176,712
		11,599,470
Singapore — 1.2%
First Resources, Ltd.	4,400	4,405
Golden Agri-Resources, Ltd.	15,232,300	1,620,782
Sea, Ltd. – ADR (a)	146,452	15,705,512
		17,330,699
South Africa — 0.1%
Gold Fields, Ltd.	67,321	636,453
Impala Platinum Holdings, Ltd.	39,242	262,123
		898,576
South Korea — 0.4%
Hankook Technology Group Co., Ltd.	55,373	595,916
Korea Electric Power Corp. – SPADR (a)	109,433	873,275
KT Corp.	39,961	788,225
	Number of Shares	Value
KT Corp. – SPADR	255,311	$2,486,729
LG Corp.	6,682	395,368
Pyeong Hwa Automotive Co., Ltd.	26,506	125,337
		5,264,850
Spain — 0.2%
Amadeus IT Group SA	63,500	3,304,084
Sri Lanka — 0.0%
Hemas Holdings plc	1,538,439	524,786
Sweden — 0.8%
AAK AB (a) (b)	44,250	759,467
AF POYRY AB (a) (b)	18,449	395,445
Atlas Copco AB, Class B (b)	8,760	323,483
Boule Diagnostics AB (a)	34,627	241,302
Bygghemma Group First AB (a) (b)	18,914	166,299
Eastnine AB	105,392	1,321,625
Essity AB, Class B (a) (b)	29,077	938,729
Fortnox AB (a) (b)	25,342	692,882
Greater Than AB (a)	93,607	1,018,896
Hennes & Mauritz AB, Class B (b)	22,455	324,692
Infant Bacterial Therapeutics AB (a)	17,167	207,884
Karnov Group AB (b)	151,470	901,778
Lime Technologies AB	18,702	494,290
MIPS AB (b)	3,786	130,449
Modern Times Group MTG AB, Series B (a) (b)	49,966	541,547
Nolato AB, Class B (a) (b)	6,249	420,774
Nordic Entertainment Group AB, Class B (a) (b)	75,101	2,294,348
Saab AB, Class B (a) (b)	15,145	377,469
Skandinaviska Enskilda Banken AB, Class A (a) (b)	90,882	786,014
Storytel AB (a) (b)	5,677	116,443
Veoneer, Inc. – SDR (a) (b)	14,899	156,088
		12,609,904
Switzerland — 0.0%
Garmin, Ltd.	2,999	292,402
TE Connectivity, Ltd.	1,254	102,264
		394,666
Turkey — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS – REIT (a)	1,581,561	472,843
Turkiye Halk Bankasi AS (a)	368,405	344,411
		817,254
Ukraine — 0.2%
Astarta Holding NV (a)	84,067	344,075
Kernel Holding SA	65,366	688,768
MHP SE – GDR – OTC Shares (g)	220,701	1,380,596
		2,413,439
United Kingdom — 1.9%
BP plc – SPADR	25,364	591,488
Delphi Technologies plc (a)	6,733	95,676
Diageo plc	113,203	3,757,655
Gabriel Resources, Ltd. (a)	1,962,000	664,791
InterContinental Hotels Group plc	43,117	1,911,094
Intertek Group plc	68,383	4,603,353
nVent Electric plc	11,689	218,935

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Shares	Value
Reckitt Benckiser Group plc	63,466	$5,840,683
Sage Group plc (The)	459,587	3,821,831
Standard Chartered plc	183,850	976,441
Stolt-Nielsen, Ltd.	63,405	576,571
Unilever plc	85,216	4,594,638
Yellow Cake plc (a)(e)	245,681	643,615
		28,296,771
Total Foreign Common Stocks (Cost $427,759,261)		489,033,646
Total Common Stocks (Cost $778,675,176)		911,614,654
Structured Notes — 0.0%
Royal Bank of Canada, Canadian Imperial Bank Of Commerce; National Bank Of Canada; Royal Bank Of Canada; The Toronto-Dominion Bank, Dividend Linked Notes, Expiring 12/31/21 (Canada) (a)(c)(d) (Cost $197,330)	310,800	227,033
	Number of Contracts	Value
Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (c) (Cost $77,784)	367,492	252,100
Warrants — 0.0%
Algernon Pharmaceuticals, Inc., Expiring 05/13/22 (Canada) (a) (c) (d)	52,700	58
Champignon Brands, Inc., Expiring 06/11/22 (Canada) (a) (c) (d)	37,900	2,796
Charlottes Web Holdings, Inc., Expiring 12/03/21 (United States) (a)	18,200	3,485
Charlottes Web Holdings, Inc., Expiring 06/18/22 (United States) (a)	29,900	14,316
CloudMD Software & Services, Inc., Expiring 06/02/22 (Canada) (a)	89,900	11,919
Dundee Corp., Expiring 05/13/21 (Canada) (a) (c) (d)	41,350	51,442
dynaCERT, Inc., Expiring 06/18/22 (Canada) (a) (c) (d)	112,550	3,246
Excellon Resources, Inc., Expiring 08/27/21 (Canada) (a)	250,000	46,037
Marathon Gold Corp., Expiring 05/26/21 (Canada) (a) (c) (d)	49,600	11,353
Mind Medicine (MindMed), Inc., Expiring 05/26/22 (Canada) (a) (c) (d)	57,500	1,110
Osisko Mining, Inc., Expiring 12/23/21 (Canada) (a) (c) (d)	45,150	9,029
Planet 13 Holdings, Inc., Expiring 07/03/20 (Canada) (a) (c) (d)	160,800	265,594
Protech Home Medical Corp., Expiring 06/29/21 (Canada) (a) (c) (d)	145,150	4,622
Quisitive Technology Solution, Expiring 06/26/22 (Canada) (a) (c) (d)	28,000	833
	Number of Contracts	Value
Subversive Capital Acquistion Corp., Expiring 07/16/27 (Canada) (a)	36,450	$21,870
Synaptive Medical, Inc., Expiring 12/06/22 (Canada) (a) (c) (d) (f)	37,142	8,886
Tetra Bio-Pharma, Inc., Expiring 02/13/23 (Canada) (a)	100,000	4,419
Voyager Digital, Ltd., Expiring 07/07/20 (Canada) (a) (c) (d) (f)	200,000	100,702
Total Warrants (Cost $343,657)		561,717
	Principal Amount	Value
Corporate Bonds — 0.0%
Media – 0.0%
Catena Media plc, 5.5%, 03/02/2022 (Malta) (Cost $205,364)	$200,000	217,959
Convertible Bonds — 0.0%
Airlines – 0.0%
Air Canada, 4.000%, 07/01/25 (Canada) (e) (Cost $339,300)	339,300	358,810
US Treasury Bonds/Notes — 6.8%
US Treasury Inflation Indexed Note, 0.375%, 07/15/23	3,242,899	3,376,968
US Treasury Inflation Indexed Note, 0.625%, 01/15/24	4,981,095	5,245,860
US Treasury Inflation Indexed Note, 0.500%, 04/15/24	16,158,376	16,982,051
US Treasury Inflation Indexed Note, 0.125%, 07/15/24	4,896,811	5,114,532
US Treasury Inflation Indexed Note, 0.125%, 10/15/24	16,781,277	17,575,334
US Treasury Inflation Indexed Note, 0.250%, 01/15/25	4,907,970	5,163,320
US Treasury Inflation Indexed Note, 2.375%, 01/15/25	3,527,876	4,059,177
US Treasury Inflation-Indexed Bond, 0.125%, 04/15/25	9,540,007	9,994,197
US Treasury Note, 2.250%, 03/31/21	358,000	363,566
US Treasury Note, 1.125%, 09/30/21	4,593,000	4,647,542
US Treasury Note, 1.750%, 04/30/22	2,064,000	2,123,743
US Treasury Note, 1.375%, 10/15/22	3,463,000	3,557,962
US Treasury Note, 1.500%, 03/31/23	3,335,000	3,456,285
US Treasury Note, 1.375%, 09/30/23	2,738,000	2,843,777
US Treasury Note, 2.500%, 05/15/24	1,501,000	1,633,100
US Treasury Note, 1.500%, 09/30/24	2,807,000	2,956,560
US Treasury Note, 2.125%, 05/15/25	2,070,000	2,254,036
US Treasury Note, 2.250%, 11/15/25	2,546,000	2,804,876
US Treasury Note, 2.000%, 11/15/26	1,335,000	1,465,893
US Treasury Note, 0.500%, 05/31/27	1,051,000	1,052,067
US Treasury Note, 2.250%, 08/15/27	1,052,000	1,181,569
US Treasury Note, 2.750%, 02/15/28	1,372,000	1,600,416
US Treasury Note, 1.625%, 08/15/29	1,149,000	1,253,712
US Treasury Note, 1.500%, 02/15/30	817,000	883,190
Total US Treasury Bonds/Notes (Cost $97,799,024)		101,589,733

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Shares	Value
Acquired Funds – 16.1%
Exchange-Traded Fund (ETF) — 3.7%
Financial Select Sector SPDR Fund	2,401,776	$55,577,097
Private Investment Funds (h) — 12.4%
Canyon Value Realization Fund, LP (a) (c) (d) (f)		40,251,056
Eversept Global Healthcare Fund, LP (a) (c) (d) (f)		32,618,177
Farallon Capital Institutional Partners, LP (a) (c) (d) (f)		1,546,506
GSA Trend Fund, Ltd. (a) (c) (d) (f)	156,179	13,545,314
Honeycomb Partners, LP (a) (c) (d) (f)		43,020,603
Lansdowne Developed Markets Fund, Ltd. (a) (c) (d) (f)	13,037	6,213,203
Neo Ivy Capital Fund, LP (a) (c) (d) (f)		10,105,173
Northwest Feilong Fund, Ltd. (a) (c) (d) (f)	7,235	14,613,736
QVT Roiv Hldgs Onshore, Ltd. (a) (c) (d) (f)	2,430	6,539,306
Voloridge Fund, LP (a) (c) (d) (f)		15,751,879
		184,204,953
Total Acquired Funds (Cost $197,501,538)		239,782,050
Preferred Stocks — 0.2%
Draegerwerk AG & Co. KGAA, 0.26% (Germany)	3,351	273,179
Hyundai Motor Co., Ltd., 5.45% (South Korea)	31,684	1,513,216
Hyundai Motor Co., Ltd., 5.58% (South Korea)	4,127	190,920
Synaptive Medical, Inc., 0.00% (Canada) (a) (c) (d) (f)	74,285	185,713
Total Preferred Stocks (Cost $2,392,200)		2,163,028
	Number of Contracts	Value
Purchased Option Contracts — 0.2%
Calls — 0.0%
CBOE Volatility Index, Notional Amount $532,000, Strike Price $40 Expiring 08/19/2020 (United States)	133	40,964
Cimarex Energy Co., Notional Amount $745,500, Strike Price $35 Expiring 09/18/2020 (United States)	213	21,300
Continental Resources, Inc., Notional Amount $354,000, Strike Price $20 Expiring 07/17/2020 (United States)	177	9,735
Continental Resources, Inc., Notional Amount $371,000, Strike Price $17.5 Expiring 07/17/2020 (United States)	212	27,560
Diamondback Energy, Inc., Notional Amount $445,500, Strike Price $55 Expiring 07/17/2020 (United States)	81	1,620
iShares Silver Trust, Notional Amount $416,500, Strike Price $17 Expiring 10/16/2020 (United States)	245	31,115
	Number of Contracts	Value
Marathon Oil Corp., Notional Amount $742,000, Strike Price $7 Expiring 07/17/2020 (United States)	1,060	$14,840
Matador Resources Co., Notional Amount $442,500, Strike Price $12.5 Expiring 07/17/2020 (United States)	354	2,478
Occidental Petroleum Corp., Notional Amount $796,500, Strike Price $22.5 Expiring 07/17/2020 (United States)	354	8,142
Ovintiv, Inc., Notional Amount $389,400, Strike Price $11 Expiring 07/17/2020 (United States)	354	10,974
Parsley Energy, Inc., Notional Amount $531,250, Strike Price $12.5 Expiring 07/17/2020 (United States)	425	$6,375
Patterson-UTI Energy, Inc., Notional Amount $707,000, Strike Price $5 Expiring 07/17/2020 (United States)	1,414	7,070
Propetro Holding Corp., Notional Amount $399,750, Strike Price $7.5 Expiring 09/18/2020 (United States)	533	29,315
Range Resources Corp., Notional Amount $639,900, Strike Price $9 Expiring 09/18/2020 (United States)	711	7,110
Total Calls (Cost $656,845)		218,598
Puts – 0.2%
Alfa Laval AB, Notional Amount $6,954,000, Strike Price $190 Expiring 08/21/2020 (Sweden)	366	21,210
California Resources Corp., Notional Amount $141,600, Strike Price $1.5 Expiring 07/17/2020 (United States)	944	56,640
Cheniere Energy, Inc., Notional Amount $796,500, Strike Price $45 Expiring 07/17/2020 (United States)	177	17,169
Chevron Corp., Notional Amount $1,278,000, Strike Price $90 Expiring 07/17/2020 (United States)	142	46,860
CNX Resources Corp., Notional Amount $700,200, Strike Price $9 Expiring 07/17/2020 (United States)	778	55,238
Electrolux AB, Notional Amount $10,846,000, Strike Price $145 Expiring 08/21/2020 (Sweden)	748	48,164
Hess Corp., Notional Amount $877,500, Strike Price $45 Expiring 07/17/2020 (United States)	195	13,650
Hexagon AB, Notional Amount $17,390,000, Strike Price $470 Expiring 07/17/2020 (Sweden)	370	3,177
iShares 20+ Year Treasury Bond ETF, Notional Amount $31,141,800, Strike Price $146 Expiring 01/15/2021 (United States)	2,133	437,265

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Contracts	Value
iShares China Large-Cap ETF, Notional Amount $18,907,000, Strike Price $35 Expiring 01/15/2021 (United States)	5,402	$772,486
Murphy Oil Corp., Notional Amount $799,500, Strike Price $15 Expiring 07/17/2020 (United States)	533	111,930
Nibe Industrier AB, Notional Amount $3,607,500, Strike Price $195 Expiring 08/21/2020 (Sweden)	185	13,103
Occidental Petroleum Corp., Notional Amount $904,500, Strike Price $15 Expiring 07/17/2020 (United States)	603	19,899
Oneok, Inc., Notional Amount $480,000, Strike Price $30 Expiring 07/17/2020 (United States)	160	13,280
Ovintiv, Inc., Notional Amount $533,000, Strike Price $10 Expiring 07/17/2020 (United States)	533	66,625
S&P 500 Index, Notional Amount $21,000,000, Strike Price $2,800 Expiring 12/18/2020 (United States)	75	1,041,000
Skanska AB, Notional Amount $3,312,000, Strike Price $180 Expiring 08/21/2020 (Sweden)	184	10,465
Svenska Cellulosa AB, Notional Amount $7,875,000, Strike Price $105 Expiring 09/18/2020 (Sweden)	750	36,622
Targa Resources Corp., Notional Amount $774,000, Strike Price $15 Expiring 07/17/2020 (United States)	516	12,900
Total Puts (Cost $4,115,300)		2,797,683
Total Purchased Option Contracts (Cost $4,772,145)		3,016,281
	Number of Units	Value
Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (a) (c) (d) (f)	260,322	—

	Principal Amount	Value
Short-Term Investments — 18.2%
Repurchase Agreement — 8.1%
Fixed Income Clearing Corp. issued on 06/30/20 (proceeds at maturity $119,868,333) (collateralized by US Treasury Inflation Indexed Notes, due 10/15/24 with a total par value of  $2,235,400 and a total market value of  $2,341,488; US Treasury Notes, due 02/29/24 with a total par value of  $110,300,700 and a total market value of $119,924,286), 0.000%, 07/01/20

(Cost $119,868,333)	$119,868,333	$119,868,333
US Treasury Bills (i) — 10.1%
US Treasury Bill, 1.537%, 07/09/20 (j)	55,000,000	54,981,612
US Treasury Bill, 1.537%, 07/23/20	50,000,000	49,954,029
US Treasury Bill, 0.133%, 10/22/20	45,000,000	44,977,400
Total US Treasury Bills (Cost $149,917,066)		149,913,041
Total Short-Term Investments (Cost $269,785,399)		269,781,374
	Principal Amount	Value
Total Investments – 102.8% (Cost $1,352,088,917)		$1,529,564,739
Liabilities in Excess of Other Assets – (2.8)%		(42,059,820)
Net Assets – 100.0%		$1,487,504,919

	Number of Shares	Value
Securities Sold Short — (6.8)%
Common Stocks — (6.8)%
US Common Stocks — (5.0)%
Aerospace & Defense — (0.1)%
Axon Enterprise, Inc. (a)	(2,626)	$(257,689)
Boeing Co. (The)	(2,749)	(503,892)
HEICO Corp.	(1,496)	(149,076)
Mercury Systems, Inc. (a)	(1,042)	(81,964)
TransDigm Group, Inc.	(821)	(362,923)
		(1,355,544)
Airlines — (0.1)%
Delta Air Lines, Inc.	(12,604)	(353,542)
JetBlue Airways Corp. (a)	(13,789)	(150,300)
Southwest Airlines Co.	(5,372)	(183,615)
United Airlines Holdings, Inc. (a)	(9,667)	(334,575)
		(1,022,032)
Auto Components — (0.0)%
Adient plc (a)	(6,108)	(100,293)
Goodyear Tire & Rubber Co. (The)	(8,395)	(75,093)
Visteon Corp. (a)	(3,970)	(271,945)
		(447,331)
Automobiles — (0.0)%
General Motors Co.	(4,015)	(101,580)
Biotechnology — (0.2)%
Agios Pharmaceuticals, Inc. (a)	(1,735)	(92,788)
Alnylam Pharmaceuticals, Inc. (a)	(6,110)	(904,952)
Exact Sciences Corp. (a)	(2,658)	(231,087)
Gilead Sciences, Inc.	(541)	(41,625)
Ionis Pharmaceuticals, Inc. (a)	(1,257)	(74,113)
Ligand Pharmaceuticals, Inc. (a)	(4,984)	(557,460)
Moderna, Inc. (a)	(12,924)	(829,850)
Repligen Corp. (a)	(468)	(57,849)
Sage Therapeutics, Inc. (a)	(2,164)	(89,979)
		(2,879,703)
Building Products — (0.0)%
Owens Corning	(668)	(37,248)
Trex Co., Inc. (a)	(4,654)	(605,346)
		(642,594)
Capital Markets — (0.0)%
Charles Schwab Corp. (The)	(972)	(32,795)
Invesco, Ltd.	(3,289)	(35,390)
		(68,185)
Chemicals — (0.1)%
Albemarle Corp.	(8,521)	(657,906)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Shares	Value
Chemours Co. (The)	(7,980)	$(122,493)
International Flavors & Fragrances, Inc.	(3,360)	(411,466)
Olin Corp.	(28,013)	(321,869)
Westlake Chemical Corp.	(1,395)	(74,842)
		(1,588,576)
Commercial Banks — (0.1)%
BOK Financial Corp.	(1,901)	(107,292)
CIT Group, Inc.	(5,128)	(106,303)
Cullen/Frost Bankers, Inc.	(1,836)	(137,168)
First Horizon National Corp.	(19,626)	(195,475)
Pinnacle Financial Partners, Inc.	(1,938)	(81,377)
Prosperity Bancshares, Inc.	(453)	(26,899)
Sterling Bancorp	(15,488)	(181,519)
Texas Capital Bancshares, Inc. (a)	(3,111)	(96,037)
Truist Financial Corp.	(7,896)	(296,495)
United Bankshares, Inc.	(4,723)	(130,638)
		(1,359,203)
Commercial Services & Supplies — (0.1)%
IAA, Inc. (a)	(4,586)	(176,882)
Square, Inc., Class A (a)	(1,361)	(142,823)
Stericycle, Inc. (a)	(8,872)	(496,655)
		(816,360)
Communications Equipment — (0.0)%
Ubiquiti, Inc.	(811)	(141,568)
ViaSat, Inc. (a)	(769)	(29,507)
		(171,075)
Computers & Peripherals — (0.0)%
Pure Storage, Inc., Class A (a)	(2,372)	(41,107)
Construction & Engineering — (0.0)%
Dycom Industries, Inc. (a)	(2,468)	(100,917)
Toll Brothers, Inc.	(1,338)	(43,605)
		(144,522)
Containers & Packaging — (0.0)%
Ball Corp.	(2,368)	(164,552)
Berry Global Group, Inc. (a)	(1,121)	(49,683)
O-I Glass, Inc.	(4,438)	(39,853)
		(254,088)
Electric Utilities — (0.1)%
Eversource Energy	(599)	(49,879)
PNM Resources, Inc.	(18,372)	(706,220)
Xcel Energy, Inc.	(3,385)	(211,563)
		(967,662)
Electronic Equipment, Instruments & Components — (0.2)%
Belden, Inc.	(5,427)	(176,649)
Cognex Corp.	(8,274)	(494,123)
Coherent, Inc. (a)	(913)	(119,585)
Corning, Inc.	(3,259)	(84,408)
FLIR Systems, Inc.	(653)	(26,492)
II-VI, Inc. (a)	(21,912)	(1,034,685)
IPG Photonics Corp. (a)	(373)	(59,825)
Littelfuse, Inc.	(1,137)	(194,006)
Rockwell Automation, Inc.	(666)	(141,858)
	Number of Shares	Value
Trimble, Inc. (a)	(4,354)	$(188,049)
		(2,519,680)
Energy Equipment & Services — (0.4)%
Baker Hughes Co.	(61,836)	(951,656)
DMC Global, Inc.	(6,183)	(170,651)
Halliburton Co.	(97,623)	(1,267,147)
Liberty Oilfield Services, Inc., Class A	(21,400)	(117,272)
National Oilwell Varco, Inc.	(26,527)	(324,956)
Patterson-UTI Energy, Inc.	(676,352)	(2,346,941)
RPC, Inc.	(189,554)	(583,826)
Transocean, Ltd. (a)	(39,702)	(72,655)
		(5,835,104)
Food & Beverage — (0.0)%
Boston Beer Co., Inc. (The), Class A (a)	(359)	(192,657)
Food & Staples Retailing — (0.0)%
BJ’s Wholesale Club Holdings, Inc. (a)	(2,577)	(96,045)
Food Products — (0.1)%
Conagra Brands, Inc.	(2,887)	(101,536)
Hain Celestial Group, Inc. (The) (a)	(15,644)	(492,942)
Lamb Weston Holdings, Inc.	(4,535)	(289,923)
Post Holdings, Inc. (a)	(353)	(30,930)
		(915,331)
Gas Utilities — (0.0)%
Atmos Energy Corp.	(1,780)	(177,252)
Southwest Gas Holdings, Inc.	(1,522)	(105,094)
		(282,346)
Health Care Equipment & Supplies — (0.5)%
DexCom, Inc. (a)	(16,123)	(6,536,264)
Insulet Corp. (a)	(919)	(178,525)
Penumbra, Inc. (a)	(2,575)	(460,462)
		(7,175,251)
Health Care Providers & Services — (0.1)%
Covetrus, Inc. (a)	(24,319)	(435,067)
Guardant Health, Inc. (a)	(3,004)	(243,715)
HealthEquity, Inc. (a)	(9,653)	(566,342)
		(1,245,124)
Hotels, Restaurants & Leisure — (0.1)%
Churchill Downs, Inc.	(605)	(80,556)
Hyatt Hotels Corp., Class A	(1,094)	(55,017)
Marriott International, Inc., Class A	(631)	(54,096)
Norwegian Cruise Line Holdings, Ltd. (a)	(12,525)	(205,786)
Penn National Gaming, Inc. (a)	(4,903)	(149,738)
Planet Fitness, Inc., Class A (a)	(2,771)	(167,839)
Royal Caribbean Cruises, Ltd.	(4,344)	(218,503)
Wynn Resorts, Ltd.	(155)	(11,546)
		(943,081)
Household Products — (0.0)%
Energizer Holdings, Inc.	(9,905)	(470,388)
Insurance — (0.0)%
Cincinnati Financial Corp.	(1,081)	(69,216)
Travelers Companies, Inc. (The)	(406)	(46,304)
		(115,520)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Shares	Value
Internet & Catalog Retail — (0.0)%
eBay, Inc.	(643)	$(33,725)
Expedia Group, Inc.	(1,545)	(126,999)
Qurate Retail, Inc., Series A (a)	(10,603)	(100,729)
		(261,453)
Internet Software & Services — (0.0)%
Snap, Inc., Class A (a)	(1,775)	(41,695)
Zillow Group, Inc., Class C (a)	(1,346)	(77,543)
		(119,238)
IT Services — (0.1)%
LiveRamp Holdings, Inc. (a)	(1,036)	(43,999)
MongoDB, Inc. (a)	(2,659)	(601,838)
Okta, Inc. (a)	(227)	(45,452)
Twilio, Inc., Class A (a)	(1,596)	(350,194)
		(1,041,483)
Machinery — (0.1)%
Colfax Corp. (a)	(8,375)	(233,663)
Fortive Corp.	(1,050)	(71,043)
Gates Industrial Corp. plc (a)	(3,322)	(34,150)
Ingersoll Rand, Inc. (a)	(24,903)	(700,272)
Woodward, Inc.	(2,984)	(231,409)
		(1,270,537)
Media — (0.1)%
Comcast Corp., Class A	(644)	(25,103)
Live Nation Entertainment, Inc. (a)	(6,429)	(284,998)
New York Times Co. (The), Class A	(11,131)	(467,836)
Nexstar Media Group, Inc., Class A	(1,642)	(137,419)
Sinclair Broadcast Group, Inc., Class A	(13,745)	(253,733)
World Wrestling Entertainment, Inc., Class A	(3,638)	(158,071)
		(1,327,160)
Metals & Mining — (0.1)%
Allegheny Technologies, Inc. (a)	(20,711)	(211,045)
Argonaut Gold, Inc. (a)	(30,700)	(57,890)
Freeport-McMoRan, Inc.	(42,980)	(497,279)
Royal Gold, Inc.	(856)	(106,418)
United States Steel Corp.	(55,895)	(403,562)
		(1,276,194)
Multi-Utilities — (0.0)%
CenterPoint Energy, Inc.	(26,354)	(492,029)
Consolidated Edison, Inc.	(787)	(56,609)
		(548,638)
Multiline Retail — (0.0)%
Macy’s, Inc.	(12,531)	(86,213)
Nordstrom, Inc.	(5,902)	(91,422)
Ollie’s Bargain Outlet Holdings, Inc. (a)	(2,988)	(291,778)
		(469,413)
Oil, Gas & Consumable Fuels — (2.0)%
Antero Midstream Corp.	(57,021)	(290,807)
Antero Resources Corp. (a)	(557,658)	(1,416,451)
Apache Corp.	(40,167)	(542,255)
	Number of Shares	Value
Centennial Resource Development, Inc., Class A (a)	(91,468)	$(81,407)
Cheniere Energy, Inc. (a)	(4,698)	(227,007)
Chevron Corp.	(6,051)	(539,931)
CNX Resources Corp. (a)	(102,445)	(886,149)
ConocoPhillips	(34,756)	(1,460,447)
Continental Resources, Inc.	(142,271)	(2,494,011)
Diamondback Energy, Inc.	(26,771)	(1,119,563)
Equitrans Midstream Corp.	(9,489)	(78,854)
Exxon Mobil Corp.	(47,861)	(2,140,344)
Hess Corp.	(15,690)	(812,899)
Kosmos Energy, Ltd.	(232,987)	(386,758)
Magnolia Oil & Gas Corp., Class A (a)	(183,789)	(1,113,761)
Marathon Oil Corp.	(468,482)	(2,867,110)
Matador Resources Co. (a)	(304,546)	(2,588,641)
Murphy Oil Corp.	(93,427)	(1,289,293)
Noble Energy, Inc.	(13,063)	(117,044)
Occidental Petroleum Corp.	(123,715)	(2,263,985)
Oneok, Inc.	(37,381)	(1,241,797)
Ovintiv, Inc.	(283,035)	(2,702,984)
Range Resources Corp.	(181,968)	(1,024,480)
Schlumberger, Ltd.	(10,037)	(184,580)
SM Energy Co.	(163,608)	(613,530)
Southwestern Energy Co. (a)	(322,213)	(824,865)
Williams Cos., Inc. (The)	(55,054)	(1,047,127)
WPX Energy, Inc. (a)	(10,340)	(65,969)
		(30,422,049)
Personal Products — (0.0)%
Coty, Inc., Class A	(16,148)	(72,182)
Pharmaceuticals — (0.1)%
Catalent, Inc. (a)	(6,776)	(496,681)
Nektar Therapeutics (a)	(25,456)	(589,561)
Planet 13 Holdings, Inc. (a)	(104,400)	(163,798)
		(1,250,040)
Real Estate Investment Trusts (REITs) — (0.0)%
Colony Capital, Inc.	(92,296)	(221,510)
Diversified Healthcare Trust	(11,220)	(49,649)
Park Hotels & Resorts, Inc.	(7,940)	(78,527)
Pebblebrook Hotel Trust	(7,989)	(109,130)
		(458,816)
Road & Rail — (0.0)%
Knight-Swift Transportation Holdings, Inc.	(3,772)	(157,330)
Semiconductors & Semiconductor Equipment — (0.1)%
Cabot Microelectronics Corp.	(594)	(82,887)
Cree, Inc. (a)	(9,512)	(563,015)
Marvell Technology Group, Ltd.	(2,234)	(78,324)
Skyworks Solutions, Inc.	(332)	(42,450)
		(766,676)
Software — (0.1)%
2U, Inc. (a)	(1,689)	(64,114)
Coupa Software, Inc. (a)	(1,036)	(287,013)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Shares	Value
Pluralsight, Inc., Class A (a)	(6,392)	$(115,376)
RingCentral, Inc., Class A (a)	(1,214)	(346,002)
Zscaler, Inc. (a)	(3,490)	(382,155)
		(1,194,660)
Specialty Retail — (0.1)%
Burlington Stores, Inc. (a)	(1,080)	(212,684)
CarMax, Inc. (a)	(1,950)	(174,623)
Carvana Co. (a)	(1,578)	(189,676)
Five Below, Inc. (a)	(3,533)	(377,713)
Mattel, Inc. (a)	(10,232)	(98,943)
TJX Cos, Inc. (The)	(1,394)	(70,481)
		(1,124,120)
Textiles, Apparel & Luxury Goods — (0.0)%
Columbia Sportswear Co.	(4,070)	(327,961)
Under Armour, Inc., Class A (a)	(35,129)	(342,156)
VF Corp.	(1,002)	(61,062)
		(731,179)
Thrifts & Mortgage Finance — (0.0)%
LendingTree, Inc. (a)	(1,806)	(522,891)
Trading Companies & Distributors — (0.0)%
Air Lease Corp.	(7,277)	(213,143)
GATX Corp.	(1,229)	(74,944)
		(288,087)
Total US Common Stocks (Proceeds $66,355,146)		(74,952,235)
Foreign Common Stocks — (1.8)%
Bermuda — (0.0)%
Assured Guaranty, Ltd.	(662)	(16,159)
Athene Holding, Ltd., Class A (a)	(1,146)	(35,744)
		(51,903)
Canada — (0.4)%
Cascades, Inc.	(31,100)	(338,810)
Cenovus Energy, Inc.	(130,348)	(609,686)
Crescent Point Energy Corp.	(329,449)	(533,874)
Drone Delivery Canada Corp. (a)	(40,100)	(25,993)
Enbridge, Inc.	(9,604)	(292,025)
Gildan Activewear, Inc.	(11,700)	(181,240)
Goodfood Market Corp. (a)	(90,400)	(310,301)
Great Bear Resources, Ltd. (a)	(35,400)	(502,473)
Husky Energy, Inc.	(91,596)	(300,912)
IAMGOLD Corp. (a)	(31,200)	(123,872)
Imperial Oil, Ltd.	(66,616)	(1,071,666)
Laurentian Bank of Canada	(14,100)	(297,039)
Linamar Corp.	(9,300)	(251,407)
Organigram Holdings, Inc. (a)	(20,000)	(31,232)
Osisko Mining, Inc. (a)	(81,900)	(231,053)
Peyto Exploration & Development Corp.	(128,853)	(169,893)
Seven Generations Energy, Ltd., Class A (a)	(170,095)	(379,632)
Spin Master Corp. (a) (e)	(13,900)	(251,154)
Stella-Jones, Inc.	(6,800)	(171,002)
Victoria Gold Corp. (a)	(9,400)	(98,251)
		(6,171,515)

	Number of Shares	Value
Denmark — (0.1)%
Demant A/S (a)	(22,369)	$(589,478)
Netcompany Group A/S (a) (e)	(9,436)	(618,561)
Novozymes A/S Shares — B	(12,666)	(731,958)
		(1,939,997)
Finland — (0.1)%
Citycon Oyj	(97,296)	(676,060)
Stora Enso Oyj Shares — R	(76,263)	(909,455)
TietoEVRY Oyj (a)	(3,891)	(106,032)
		(1,691,547)
Ireland — (0.0)%
Aptiv plc	(1,190)	(92,725)
Netherlands — (0.0)%
Core Laboratories NV	(3,342)	(67,909)
Norway — (0.1)%
Mowi ASA	(60,404)	(1,148,057)
Protector Forsikring ASA (a)	(78,073)	(300,349)
		(1,448,406)
Sweden — (1.1)%
Attendo AB (a) (e)	(68,099)	(266,659)
Betsson AB (a)	(37,192)	(258,312)
Bure Equity AB	(11,674)	(253,010)
Byggmax Group AB (a)	(57,439)	(270,097)
Cellavision AB (a)	(18,302)	(551,470)
Clas Ohlson AB, Class B	(43,465)	(486,128)
Epiroc AB, Class A	(38,918)	(484,235)
EQT AB	(62,499)	(1,119,043)
Fastighets AB Balder, Class B (a)	(23,592)	(897,736)
Hexagon AB, Class B (a)	(17,237)	(1,004,684)
Indutrade AB (a)	(23,096)	(910,919)
Investment AB Latour Shares — B	(134,347)	(2,433,372)
L E Lundbergforetagen AB Shares — B (a)	(13,088)	(593,132)
Lifco AB, Class B	(15,373)	(972,153)
Nibe Industrier AB Shares — B (a)	(13,412)	(295,997)
Recipharm AB, Class B (a)	(13,833)	(170,581)
Samhallsbyggnadsbolaget i Norden AB	(275,913)	(703,117)
SkiStar AB	(73,757)	(755,578)
Swedbank AB, Class A (a)	(62,298)	(797,326)
Thule Group AB (e)	(31,890)	(804,029)
Vitrolife AB (a)	(13,041)	(291,401)
		(14,318,979)
United Kingdom — (0.0)%
Amcor plc (a)	(50,264)	(513,194)
Total Foreign Common Stocks (Proceeds $22,974,123)		(26,296,175)
Total Common Stocks (Proceeds $89,329,269)		$(101,248,410)
Total Securities Sold Short — (6.8)% (Proceeds $89,329,269)		$(101,248,410)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
Financial Futures Contracts
Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at June 30, 2020	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Interest Rate-Related
86	09/21/2020	10-Year US Treasury Note	$11,936,351	$11,968,782	$32,431
		Equity-Related
686	09/18/2020	S&P 500 e-Mini Index	105,898,546	105,993,860	95,314
535	09/18/2020	Russell 1000 e-Mini Index	30,182,308	29,622,950	(559,358)
511	09/18/2020	MSCI EAFE	45,998,504	45,438,120	(560,384)
					(1,024,428)
					$(991,997)
		Short Financial Futures Contracts
		Equity-Related
(947)	09/18/2020	MSCI Emerging Markets	(46,367,656)	(46,672,895)	$(305,239)
					$(1,297,236)
Forward Currency Contracts
Contract Settlement Date	Counterparty	Contract Amount		Unrealized Appreciation/ (Depreciation)
		Receive	Deliver
07/01/2020	Morgan Stanley Capital Services, Inc.	USD 497,486	DKK 3,300,000	$(169)
07/01/2020	Morgan Stanley Capital Services, Inc.	USD 669,953	EUR 600,000	(4,327)
07/01/2020	Morgan Stanley Capital Services, Inc.	USD 2,952,966	SEK 27,550,000	(7,092)
07/02/2020	Morgan Stanley Capital Services, Inc.	USD 15,000,000	CAD 20,716,410	(215,313)
07/03/2020	Goldman Sachs International	CNH 20,731,500	USD 2,932,942	(465)
07/03/2020	Goldman Sachs International	USD 3,000,000	CNH 20,731,500	67,523
07/29/2020	Goldman Sachs International	USD 16,975,389	CNH 117,257,500	411,747
10/09/2020	Barclays Bank plc	USD 7,000,000	CNH 50,243,809	(71,364)
10/09/2020	Goldman Sachs International	USD 5,814,084	CNH 41,777,100	(65,667)
10/22/2020	Goldman Sachs International	USD 3,945,328	CNH 28,144,000	(13,147)
02/26/2021	Barclays Bank plc	USD 4,000,000	CNH 28,401,620	29,880
03/04/2021	Barclays Bank plc	USD 5,709,496	CNH 40,205,700	90,951
03/19/2021	Goldman Sachs International	USD 6,612,479	CNH 47,001,500	48,953
06/17/2021	Barclays Bank plc	USD 7,247,904	CNH 52,248,000	(17,190)
06/30/2021	Barclays Bank plc	USD 6,000,000	CNH 43,276,650	(13,929)
07/06/2021	Goldman Sachs International	USD 2,880,375	CNH 20,731,500	262
				$240,653
Over-The-Counter Swap Contracts
Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Equity Swap Contracts
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 1.25% (k)	Enterprise Products Partners LP	USD	Monthly	$1,505,401	$—	$(106,329)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 0.40% (k)	Goodrich Petroleum Corp.	USD	Monthly	260,324	—	(24,904)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 1.25% (k)	Noble Midstream Partners LP	USD	Monthly	437,703	—	(70,649)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 0.40% (k)	Parsley Energy Inc.	USD	Monthly	190,055	—	(6,897)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 1.25% (k)	Phillips Partners LP	USD	Monthly	194,840	—	(20,002)
							$—	$(228,781)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Short Total Return Equity Swap Contracts
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 5.63% (k)	DCP Midstream LP	USD	Monthly	$(350,514)	$47,267	$—
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 1.29% (k)	Enable Midstream Partners LP	USD	Monthly	(265,986)	41,155	—
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35% (k)	Energy Transfer LP	USD	Monthly	(1,337,201)	157,461	—
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35% (k)	MPLX LP	USD	Monthly	(1,768,043)	120,953	—
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.68% (k)	Viper Energy Partners LP	USD	Monthly	(2,075,318)	248,305	—
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 1.13% (k)	Western Midstream Partners LP	USD	Monthly	(820,924)	65,343	—
							$680,484	$—
							$680,484	$(228,781)

	Number of Contracts	Value
Written Option Contracts — (0.2)%
Calls — (0.1)%
Antero Midstream Corp., Notional Amount $(956,000), Strike Price $5 Expiring 09/18/2020 (United States)	(1,912)	$(133,840)
CBOE Volatility Index, Notional Amount $(731,500), Strike Price $55 Expiring 08/19/2020 (United States)	(133)	(17,290)
Cimarex Energy Co., Notional Amount $(356,000), Strike Price $40 Expiring 09/18/2020 (United States)	(89)	(4,450)
iShares Silver Trust, Notional Amount $(539,000), Strike Price $22 Expiring 10/16/2020 (United States)	(245)	(6,615)
MPLX LP, Notional Amount $(765,700), Strike Price $19 Expiring 09/18/2020 (United States)	(403)	(30,225)
Propetro Holding Corp., Notional Amount $(533,000), Strike Price $10 Expiring 09/18/2020 (United States)	(533)	(23,985)
S&P 500 Index, Notional Amount $(43,500,000), Strike Price $3,000 Expiring 07/17/2020 (United States)	(145)	(1,789,445)
Total Calls (Premiums received $1,654,715)		(2,005,850)
Puts — (0.1)%
California Resources Corp., Notional Amount $(47,200), Strike Price $0.5 Expiring 07/17/2020 (United States)	(944)	(5,664)
Cheniere Energy, Inc., Notional Amount $(496,000), Strike Price $40 Expiring 07/17/2020 (United States)	(124)	(4,588)
Chevron Corp., Notional Amount $(816,750), Strike Price $82.5 Expiring 07/17/2020 (United States)	(99)	(9,108)
CNX Resources Corp., Notional Amount $(622,400), Strike Price $8 Expiring 07/17/2020 (United States)	(778)	(26,452)
Continental Resources Inc., Notional Amount $(169,500), Strike Price $15 Expiring 09/18/2020 (United States)	(113)	(24,295)
Diamondback Energy, Inc., Notional Amount $(324,000), Strike Price $40 Expiring 09/18/2020 (United States)	(81)	(43,740)
Marathon Oil Corp., Notional Amount $(530,000), Strike Price $5 Expiring 10/16/2020 (United States)	(1,060)	(63,600)
Matador Resources Co., Notional Amount $(265,500), Strike Price $7.5 Expiring 09/18/2020 (United States)	(354)	(47,790)
Murphy Oil Corp., Notional Amount $(666,250), Strike Price $12.5 Expiring 07/17/2020 (United States)	(533)	(34,645)
Occidental Petroleum Corp., Notional Amount $(531,000), Strike Price $15 Expiring 08/21/2020 (United States)	(354)	(38,586)
Ovintiv, Inc., Notional Amount $(646,400), Strike Price $8 Expiring 07/17/2020 (United States)	(808)	(24,240)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
	Number of Contracts	Value
Patterson-UTI Energy, Inc., Notional Amount $(565,600), Strike Price $4 Expiring 08/21/2020 (United States)	(1,414)	(233,310)
PDC Energy, Inc., Notional Amount $(774,000), Strike Price $10 Expiring 10/16/2020 (United States)	(774)	(119,970)
Range Resources Corp., Notional Amount $(474,600), Strike Price $6 Expiring 09/18/2020 (United States)	(791)	(94,920)
Targa Resources Corp., Notional Amount $(373,100), Strike Price $13 Expiring 07/17/2020 (United States)	(287)	(5,740)
Total Puts (Premiums received $561,267)		(776,648)
Total Written Options (Premiums received $2,215,982)		$(2,782,498)

ADR	American Depositary Receipt
CBOE	Cbeo Global Markets, Inc.
CAD	Canadian Dollar
CNH	Yuan Renminbi Offshore
DKK	Danish Krone
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
EUR	Euro
FEDL	US Federal Funds Effective Rate
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SPADR	Sponsored ADR
USD	US Dollar

*
Approximately 34% of the fund’s total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, futures, swaps, and securities sold short. These securities are marked-to-market daily and reviewed against the value of the fund’s “senior securities” holdings to maintain proper coverage for the transactions.

(a)
Non income-producing security.

(b)
Security or a portion thereof is pledged as collateral for securities sold short.

(c)
Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $196,685,397, which represents 13.2% of the fund’s net assets.

(d)
Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with procedures approved by the board of trustees. At June 30, 2020 the aggregate value of these securities was $6,816,302, which represents 0.5% of net assets.

(f)
Restricted Securities. The following restricted securities were held by the fund as of June 30, 2020, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of GSA Trend Fund, Ltd. and Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investments	Investment Strategy	Date of Acquisition	Cost	Value
Foreign Common Stocks
Champignon Brands, Inc.		05/27/20	$42,708	$50,250
Great Bear Resources		05/12/20	257,538	465,569
Osisko Mining, Inc.		06/01/20	236,807	254,750
Pasofino Gold, Ltd.		05/13/20	29,790	126,841
				897,410
Preferred Stocks
Synaptive Medical, Inc.		02/03/20	129,999	185,713
Warrants
Synaptive Medical, Inc.		12/16/19	—	8,886
Voyager Digital, Ltd.		06/04/20	29,621	100,702
				109,588

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2020
Investments	Investment Strategy	Date of Acquisition	Cost	Value
Private Investment Funds
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	17,066,687	40,251,056
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	26,250,000	32,618,177
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	1,310,787	1,546,506
GSA Trend Fund, Ltd.	Trend Following	09/01/16 – 12/01/16	15,388,913	13,545,314
Honeycomb Partners, LP	Long-Short Global	07/01/16 – 07/01/17	26,206,746	43,020,603
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	04/01/13	5,648,481	6,213,203
Neo Ivy Capital Fund, LP	Relative Value	05/01/19	10,500,000	10,105,173
Northwest Feilong Fund, Ltd.	China Credit	05/01/20	15,000,000	14,613,736
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/16	2,469,102	6,539,306
Voloridge Fund, LP	Directional	04/01/20	15,000,000	15,751,879
				184,204,953
Disputed Claims Receipt
AMR Corp.		12/09/13	—	—
Total (12.5% of Net Assets)				$185,397,664

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.

(h)
Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2020. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.

(i)
Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

(j)
Security or a portion thereof is held as initial margin for financial futures contracts.

(k)
The fund pays the floating rate.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Assets and Liabilities (Unaudited)
June 30, 2020
Assets
Investments in securities, at value (cost: $1,232,220,584)	$1,409,696,406
Repurchase agreements (cost: $119,868,333)	119,868,333
Total investments (cost: $1,352,088,917)	1,529,564,739
Cash	1,354,518
Cash denominated in foreign currencies (cost: $16,858,456)	17,027,901
Total Cash	18,382,419
Deposits with brokers for securities sold short	27,842,908
Deposits with brokers	19,448,810
Deposits with broker for swap contracts	3,012,242
Due from broker for futures variation margin	2,182,031
Unrealized appreciation on swap contracts	680,484
Unrealized appreciation on forward currency contracts	649,316
Receivables:
Investment securities sold	87,432,481
Dividends and tax reclaims	1,438,135
Capital stock sold	294,094
Interest	213,092
Prepaid expenses	23,367
Total Assets	1,691,164,118
Liabilities
Securities sold short, at value (proceeds: $89,329,269)	101,248,410
Foreign currencies sold short, at value (proceeds $1,368,637)	1,377,169
Unrealized depreciation on forward currency contracts	408,663
Unrealized depreciation on swap contracts	228,781
Written options, at value (premium received $2,215,982)	2,782,498
Due to broker for futures variation margin	129,229
Payables:
Capital stock redeemed	78,063,290
Investment securities purchased	8,706,114
Money manager fees	7,646,839
Fund administration and custody fees	2,217,966
Investment advisory and administrative fees	345,340
Dividends and interest on securities sold short	70,972
Chief Compliance Officer’s costs and Trustee’s fees	12,185
Accrued expenses and other liabilities	421,743
Total Liabilities	203,659,199
Net Assets	$1,487,504,919
Shares Outstanding (unlimited authorized shares, par value $0.001)	104,480,676
Net Asset Value Per Share	$14.24
Net Assets Consist of:
Capital stock	$1,469,227,006
Total distributable earnings (loss)	18,277,913
Net Assets	$1,487,504,919
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Operations (Unaudited)
Six Months Ended June 30, 2020
Investment Income
Dividends (net of foreign withholding taxes of $564,436)	$9,066,819
Interest	1,466,073
Total Investment Income	10,532,892
Expenses
Money manager fees	9,899,757
Investment advisory fees	1,986,642
Fund administration and custody fees	1,170,810
Professional fees	265,164
Administrative fees	165,788
Chief Compliance Officer’s costs and Trustee’s fees	119,532
Miscellaneous fees and other	222,744
Total Operating Expenses	13,830,437
Dividends and interest on securities sold short	1,632,996
Broker fees on securities sold short	861,587
Total Expenses	16,325,020
Net Investment Loss	(5,792,128)
Net Realized Gain (Loss) on:
Investments	(9,523,373)
Securities sold short	27,526,419
Swap contracts	254,780
Financial futures contracts	29,372,217
Forward currency contracts	2,337,843
Foreign currency-related transactions	(1,471,607)
Written options	(3,964,944)
Net Realized Gain from Investments, Derivatives, and Foreign Currencies	44,531,335
Net Change in Unrealized Appreciation (Depreciation) from:
Investments	(54,819,827)
Securities sold short	8,226,118
Swap contracts	185,833
Financial futures contracts	(2,691,943)
Forward currency contracts	(589,428)
Foreign currency-related transactions	(75,974)
Written options	(564,699)
Net Change in Unrealized Depreciation on Investments, Derivatives, and Foreign Currencies	(50,329,920)
Net Realized and Unrealized Loss on Investments, Derivatives, and Foreign Currencies	(5,798,585)
Net Decrease in Net Assets Resulting from Operations	$(11,590,713)
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$(5,792,128)	$21,072,856
Net realized gain from investments, derivatives, and foreign currencies	44,531,335	179,926,159
Net change in unrealized appreciation (depreciation) on investments, derivatives, and foreign currencies	(50,329,920)	188,702,023
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,590,713)	389,701,038
Capital Share Transactions
Proceeds from shares sold	13,271,901	14,488,040
Proceeds from distributions reinvested	—	—
Entry/exit fees	1,695,633	4,760,041
Cost of shares redeemed	(428,825,477)	(994,939,533)
Net Decrease From Capital Share Transactions	(413,857,943)	(975,691,452)
Total Decrease in Net Assets	(425,448,656)	(585,990,414)
Net Assets
Beginning of period	1,912,953,575	2,498,943,989
End of period	$1,487,504,919	$1,912,953,575
Capital Share Transactions (in shares)
Shares sold	966,094	1,099,723
Shares reinvested	—	—
Shares redeemed	(30,972,550)	(74,527,253)
Net Decrease	(30,006,456)	(73,427,530)
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Cash Flows
Period Ended June 30, 2020
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations	$(11,590,713)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(891,822,005)
Investments sold	1,133,829,516
Purchases to cover securities sold short	(343,135,141)
Securities sold short	317,053,324
(Purchase)/Sale of short term investments, net	62,942,493
Amortization (accretion) of discount and premium, net	(1,011,326)
Net change in unrealized (appreciation) depreciation on forward currency contracts	589,428
Net change in unrealized (appreciation) depreciation on swap contracts	(185,833)
(Increase)/decrease in deposits with broker for securities sold short	30,133,789
(Increase)/decrease in deposits with broker for swap contracts	4,628,311
(Increase)/decrease in deposits with brokers	(4,328,466)
(Increase)/decrease in due from broker for futures variation margin	(1,820,493)
(Increase)/decrease in interest receivable	74,210
(Increase)/decrease in receivable for dividends and tax reclaims	323,105
(Increase)/decrease in prepaid expenses	46,225
Increase/(decrease) in due to broker for futures variation margin	(262,865)
Increase/(decrease) in payable for foreign currencies sold short	1,375,538
Increase/(decrease) in payable for money manager fees	6,130,797
Increase/(decrease) in payable for dividends and interest for securities sold short	(246,832)
Increase/(decrease) in payable for fund administration and custody fees	289,762
Increase/(decrease) in payable for Chief Compliance Officer’s costs and Trustee’s fees	39
Increase/(decrease) in other accrued expenses and other liabilities	121,206
Increase/(decrease) in payable for investment advisory and administrative fees	(116,066)
Increase/(decrease) in premiums received on written options, net	2,110,122
Net realized (gain) loss from investments	9,523,373
Net realized (gain) loss from securities sold short	(27,526,419)
Net realized (gain) loss from foreign currency-related transactions	1,471,607
Net realized (gain) loss from options written
Net change in unrealized (appreciation) depreciation on investments	54,819,827
Net change in unrealized (appreciation) depreciation on securities sold short	(8,226,118)
Net change in unrealized (appreciation) depreciation on foreign currency-related transactions	75,974
Net change in unrealized (appreciation) depreciation on written options	564,699
Net cash provided by (used in) operating activities	335,831,068
Cash flows provided by (used in) financing activities
Proceeds from shares sold	13,043,022
Payment for shares redeemed	(349,131,769)
Increase (decrease) in cash overdraft	(295,350)
Net cash provided by (used in) financing activities	(336,384,097)
Effect of exchange rate changes on cash	(1,547,581)
Net increase (decrease) in cash	(2,100,610)
Cash at beginning of period	20,483,029
Cash at end of period	$18,382,419
Interest Paid:	$209

See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
1.   Organization
TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2020, TIP consisted of two mutual funds, TIFF Multi-Asset Fund (“MAF” or the “fund”) and TIFF Short-Term Fund, each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and notes presented here relate only to MAF.
Investment Objective
The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.
2.   Summary of Significant Accounting Policies
The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.
The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.
Valuation of Investments
Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)
The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the “board”).
Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.
Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.
Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.
Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.
Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.
Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.
MAF invests in total return equity swaps with Morgan Stanley Capital Services LLC as the counterparty. The total return equity swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy.
MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value.” MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.
Investment Transactions and Investment Income
Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Inflation (deflation) adjustments on inflation-protected securities are included in interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
Income Taxes
There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.
The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2016 − December 31, 2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.
Expenses
Expenses directly attributable to MAF are charged to the fund’s operations; expenses that are applicable to all TIP funds are allocated based on the relative average daily net assets of each TIP fund.
Dividends to Members
It is the fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.
Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.
Foreign Currency Translation
The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:
(i)
the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date;

(ii)
purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.
The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.
Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.
Net Asset Value
The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
3.   Investment Valuation and Fair Value Measurements
The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s assets and liabilities carried at fair value:
TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$578,970,036	$332,494,659	$149,959	$911,614,654
Structured Notes	—	—	227,033	227,033
Rights	—	252,100	—	252,100
Warrants	102,046	—	459,671	561,717
Corporate Bonds	—	217,959	—	217,959
Convertible Bonds	—	358,810	—	358,810
US Treasury Bonds/Notes	—	101,589,733	—	101,589,733
Exchange-Traded Funds	55,577,097	—	—	55,577,097
Private Investment Funds	—	—	184,204,953	184,204,953
Preferred Stocks*	—	1,977,315	185,713	2,163,028
Purchased Options	765,530	2,250,751	—	3,016,281
Disputed Claims Receipt+	—	—	—	—
Short-Term Investments	—	269,781,374	—	269,781,374
Total Investments in Securities	635,414,709	708,922,701	185,227,329	1,529,564,739
Financial Futures Contracts – Equity Risk	95,314	—	—	95,314
Financial Futures Contracts – Interest Rate Risk	32,431	—	—	32,431
Forward Currency Contracts – Foreign Currency Risk	—	649,316	—	649,316
Total Return Equity Swap Contracts – Equity Risk	—	680,484	—	680,484
Total Other Financial Instruments	127,745	1,329,800	—	1,457,545
Total Assets	$635,542,454	$710,252,501	$185,227,329	$1,531,022,284

Liabilities
Common Stocks Sold Short*	$(81,849,481)	$(19,398,929)	$—	$(101,248,410)
Financial Futures Contracts – Equity Risk	(1,424,981)	—	—	(1,424,981)
Forward Currency Contracts – Foreign Currency Risk	—	(408,663)	—	(408,663)
Total Return Equity Swap Contracts – Equity Risk	—	(228,781)	—	(228,781)
Written Options – Equity Risk	(993,053)	(1,789,445)	—	(2,782,498)
Total Other Financial Instruments	(2,418,034)	(2,426,889)	—	(4,844,923)
Total Liabilities	$(84,267,515)	$(21,825,818)	$—	$(106,093,333)

*
Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

+
There are securities in this category that have a market value of zero and are categorized as Level 3.

During the period ended June 30, 2020, there were no significant transfers to or from Level 3 investments.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2019	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2020	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 06/30/20 for the period ended 06/30/20
Common Stocks*	$—	$(257,115)	$126,382	$—	$—	$280,692	$—	$149,959	$(130,733)
Structured Notes	—	—	29,703	197,330	—	—	—	227,033	29,703
Rights	173,197	—	—	—	—	—	(173,197)	—	—
Warrants	10,771	—	140,175	308,725	—	—	—	459,671	140,175
Private Investment Funds	246,374,573	28,829,910	(28,904,480)	30,000,000	(92,095,050)	—	—	184,204,953	(28,904,480)
Preferred Stocks	185,713	—	—	—	—	—	—	185,713	—
Disputed Claims Receipt*	—	—	—	—	—	—	—	—	—
Total	$246,744,254	$28,572,795	$(28,608,220)	$30,506,055	$(92,095,050)	$280,692	$(173,197)	$185,227,329	$(28,865,335)

*
There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.
The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.
The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:
Common Stocks, Structured Notes, Rights, Warrants, Preferred Stocks and Disputed Claims Receipt.   Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.
Private Investment Funds.   Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:
As of June 30, 2020	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stock	$149,959	Last market price	Discount(%)	70% – 100%	70%
Structured Notes	227,033	Net present value of expected future dividends	Expected future dividends	$0.71 – $1.46	$1.93
Warrants	459,671	Black- Scholes pricing model	Volatility	35.00%	35.00%
Private Investment Funds	184,204,953	Adjusted net asset value	Manager estimated returns	0.00% – 6.48%	2.71%
			Market returns**	(0.60)% – 11.16%	0.80%
Preferred Stocks	185,713	Recent transaction price	Recent transaction price	$2.50	$2.50
Disputed Claims Receipt	—	Corporate Action Model	Future Claim Awards	0.00%	0.00%

*
Weighted by market value of investments as a percentage of the total market value of level three investments within each valuation methodology.

**
Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:
Common Stocks, Structured Notes, Rights, Warrants, Preferred Stocks and Disputed Claims Receipt.   The chart above reflects the methodology and significant unobservable inputs of securities held at period ended June 30, 2020. The discounts or estimates for lack of marketability and estimate of future claims or dividends used to determine fair value may include other factors such as liquidity, volitility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.
Private Investment Funds.   The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended June 30, 2020. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.
The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.
	Fair Value	Redemption Frequency	Redemption Notice Period
Multi-Strategy (a)	$48,336,868	daily (83)%	2 days
Long-Short Global Healthcare (b)	32,618,177	quarterly	45 days
Trend Following (c)	13,545,314	daily	2 days
Long-Short Global (d)	49,233,806	monthly (13)% quarterly (87)%	60 – 90 days
Relative Value (e)	10,105,173	quarterly	30 days
China Credit (f)	14,613,736	monthly	45 days
Directional (g)	15,751,879	monthly	30 days
Total	$184,204,953

(a)
This strategy primarily comprises capital allocated to various strategies based on risk and return profiles. This strategy includes $8,085,812 of redemption residuals.

(b)
This strategy primarily comprises long and short positions in global healthcare securities.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
(c)
This strategy primarily comprises long and short investments in commodity, equity index, currency, and fixed income futures, based on trailing price movements.

(d)
This strategy primarily comprises long and short positions in global common stocks.

(e)
This strategy primarily comprises long and short positions in US large-cap common stocks selected using artificial intelligence.

(f)
This strategy primarily comprises Chinese convertible bonds.

(g)
This strategy primarily comprises global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

4.   Derivative and Other Financial Instruments
During the period ended June 30, 2020, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TIFF Advisory Services, Inc. (“TAS”) or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets but also on market conditions, which are out of control of TAS or the money manager.
Cover for Strategies Using Derivative Instruments
Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.
Financial Futures Contracts
The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels.
Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of  “variation margin” will be required, a process known as “marking to the market.” Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.
US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
Swap Contracts
The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.
At the end of the period, the fund maintained long and short total return equity swap contracts to indirectly gain exposure to both long and short total returns of individual equities.
Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.
A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.
Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.
Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.
The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.
Options
The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.
As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.
As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.
The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.
When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.
Forward Currency Contracts
At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.
A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.
Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.
Short Selling
At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.
In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.
Derivative Disclosure
The fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreements constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The fund is required to disclose positions held at period-end that were entered into pursuant to agreements that allow the fund to net the counterparty’s obligations against those of the fund in the event of a default by the counterparty.
At June 30, 2020, the fund’s derivative assets and liabilities (by contract type) are as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Purchased Options	$3,016,281	$—
Written Options	—	(2,782,498)
Total Return Equity Swap Contracts	680,484	(228,781)
Forward Contracts	649,316	(408,663)
Futures Contracts*	127,745	(1,424,981)
Total derivative assets and liabilities	4,473,826	(4,844,923)
Derivatives not subject to a netting provision or similar arrangement	3,144,026	(4,207,479)
Total assets and liabilities subject to a netting provision or similar arrangement	$1,329,800	$(637,444)

*
Includes appreciation (depreciation) on the date the contracts are opened through June 30, 2020. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
The following table presents the fund’s derivative assets net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) received by the fund as of June 30, 2020:
Counterparty	Derivative Assets Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received*	Net Amount
Forward Currency Contracts
Barclays Bank plc	$120,831	$(102,483)	$—	$18,348
Goldman Sachs International	528,485	(79,279)	—	449,206
Swaps
Morgan Stanley Capital Services LLC	680,484	(228,781)	—	451,703
Total	$1,329,800	$(410,543)	$—	$919,257

*
At June 30, 2020, the counterparties had deposited in segregated accounts cash with a total value of  $960,000 in connection with open forward currency contracts.

The following table presents the fund’s derivative liabilities net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) pledged by the fund as of June 30, 2020:
Counterparty	Derivative Liabilities Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Forward Currency Contracts
Barclays Bank plc	$(102,483)	$102,483	$—	$—
Goldman Sachs International	(79,279)	79,279	—	—
Morgan Stanley Capital Services, Inc.	(226,901)	—	226,901	—
Swaps
Morgan Stanley Capital Services LLC	(228,781)	228,781	—	—
Total	$(637,444)	$410,543	$226,901	$—
The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category as of June 30, 2020. These derivatives are not accounted for as hedging instruments.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
The following table lists the fair values of the fund’s derivative holdings as of June 30, 2020, grouped by contract type and risk exposure category:
Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Purchased Options	Investments in securities, at value	$—	—%	$3,016,281	0.13%	$—	—%	$3,016,281
Total Return Equity Swap Contracts	Unrealized appreciation on swap contracts	—	—%	680,484	0.03%	—	—%	680,484
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	649,316	0.06%	—	—%	—	—%	649,316
Financial Futures Contracts	Due from broker for futures variation margin**	—	—%	95,314	0.08%	32,431	0.01%	127,745
Total Value — Assets		$649,316		$3,792,079		$32,431		$4,473,826
Written Options	Written option, at value	$—	—%	$(2,782,498)	0.09%	$—	—%	$(2,782,498)
Total Return Equity Swap Contracts	Unrealized depreciation on swap contracts	—	—%	(228,781)	0.02%	—	—%	(228,781)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(408,663)	0.02%	—	—%	—	—%	(408,663)
Financial Futures Contracts	Due to broker for futures variation margin**	—	—%	(1,424,981)	0.14%	—	0.00%	(1,424,981)
Total Value — Liabilities		$(408,663)		$(4,436,260)		$—		$(4,844,923)

*
The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2019 to and including June 30, 2020, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these three percentages.

**
Includes appreciation (depreciation) on the date the contracts are opened through June 30, 2020. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2020, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Foreign Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss)
Purchased Options	Net realized gain (loss) on Investments	$—	$3,098,733	$—	$3,098,733
Written Options	Net realized gain (loss) on Written options	—	(3,964,944)	—	(3,964,944)
Swap Contracts	Net realized gain (loss) on Swaps contracts	—	254,780	—	254,780
Forward Currency Contracts	Net realized gain (loss) on Forward currency contracts	2,337,843	—	—	2,337,843
Financial Futures Contracts	Net realized gain (loss) on Financial futures contracts	—	27,929,781	1,442,436	29,372,217
Total Realized Gain (Loss)		$2,337,843	$27,318,350	$1,442,436	$31,098,629

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2020, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Foreign Currency Risk	Equity Risk	Interest Rate Risk	Total
Change in Appreciation (Depreciation)
Purchased Options	Net Change in Unrealized Appreciation (Depreciation) on Investments	$—	$(571,732)	$—	$(571,732)
Written Options	Net Change in Unrealized Appreciation (Depreciation) on Written options	—	(564,699)	—	(564,699)
Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Swap contracts	—	185,833	—	185,833
Forward Currency Contracts	Net Change in Unrealized Appreciation (Depreciation) on Forward currency contracts	(589,428)	—	—	(589,428)
Financial Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Financial futures contracts	—	(2,926,007)	234,064	(2,691,943)
Total Change in Appreciation (Depreciation)		$(589,428)	$(3,876,605)	$234,064	$(4,231,969)
5.   Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates
TIP’s board has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:
Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%
Fees for such services paid to TAS by the fund are reflected as investment advisory fees on the Statement of Operations. As of June 30, 2020, $317,159 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.
TAS provides certain administrative services to the fund under a services agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.02% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations. As of June 30, 2020, $28,181 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.
TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets. The costs for such services paid to TAS by the fund were $95,613 for period ended June 30, 2020 and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2020, $183 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.
TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board received compensation of  $23,919 from MAF for the period ended June 30, 2020 for service as independent chair. Fees paid for such services are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2020, $12,002 remained payable remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
TIP’s board has approved money manager agreements with each of the money managers. Certain money managers will receive fees based in whole or in part on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management by such money manager with a single rate or on a descending scale. Money managers who provided services to the fund and their fee terms during the period ended June 30, 2020 were as follows:
Assets-Based Schedules [a] All paid Monthly
Money Manager/Strategy	Minimum	Maximum	Breakpoints
Amundi Pioneer Institutional Asset Management, Inc. – Beta	0.02%	0.03%	YES
Fundsmith, LLP	0.90%	—	NO
Green Court Capital Management Limited	0.60%	0.90%	YES
Lansdowne Partners (UK) LLC*	0.80%	—	NO
Blended Asset-Based and Performance-Based Fee Schedules [b]
Asset-Based Portion – All Paid Monthly				Performance-Based Portion – All Paid Annually
Money Manager/Strategy	Minimum	Maximum	Breakpoints	Benchmark/Hurdle	Performance Fee	Performance Measurement Period	High Water Mark	Performance Fee Cap
AQR Capital Management – Europe, Australasia, Far East (“EAFE”)**	0.30%	—	NO	MSCI EAFE Index (net)	17% (c)	Calendar Year	NO	NO
AQR Capital Management – US	0.20%	—	NO	Russell 1000 Total Return Index (net)	17% (c)	Calendar Year	NO	NO
Deep Basin Capital LP (d)	1.20%	1.325%	NO		16.25% (c)	Calendar Year	YES	NO
Keel Capital AB	1.30%	—	—		20% (c)	Calendar Year	YES	NO
Kopernik Global Investors, LLC	0.10%	—	NO	MSCI All Country World Index (net)	20% (c)	Calendar Year	NO	NO
Mission Value Partners, LLC	0.50%	0.75%	YES	36 month blended hurdle of avg monthly change in Consumer Price Index x 12 + spread of 4% for months prior to April 1, 2019 and a flat 4.5%-5.5% thereafter	10% (e)	Rolling 36 months	NO	1.00%
NewGen Asset Management Limited	1.50%	—	NO		10% (c)	Calendar Year	YES	NO
Strategy Capital, LLC	Blended rate between 0.1875% and 0.10% (f)	0.75%	YES	S&P 500 Index (net)	10%-20% (c) (g)	Calendar Year	NO	NO
TB Alternative Assets Ltd	0.75%	—	NO	Blend: 50% MSCI China Index and 50% CSI 300 Index	15% (c)	Calendar Year	NO	NO

(a)
Fee schedules are based on assets under management, irrespective of performance. The fee rate is applied to average net assets.

(b)
The performance-based portion of the fee schedule is generally based on a specified percentage of the amount by which the return generated by the money manager’s portfolio exceeds the return of the portfolio’s benchmark or a specified percentage of the net appreciation of the manager’s portfolio over a hurdle, in certain cases subject to a high water mark, a performance fee cap, or the recovery of prior years’ losses, if any. Total returns are generally computed over rolling time periods of varying lengths and are in most cases determined gross of fund expenses and fees, except custodian transaction charges and, in certain cases, the asset-based fee and/or performance-based fee applicable to the money manager’s account.

(c)
Performance-based fees earned on excess return (portfolio over benchmark or high water mark) expressed as a percentage of ending net assets for the performance period.

(d)
Asset based fee rate is reduced over time as follows: 1.325% per annum on all assets from September 1, 2019 through August 31, 2020, 1.2% per annum on all assets thereafter unless if after September 1, 2021 the assets managed by in the Deep Basin long/short strategy exceed $750 million for two consecutive calendar quarters in which case the rate would be reduced to 1.125% per annum on all assets.

(e)
Performance-based fees earned on excess return (portfolio over benchmark) expressed as a percentage of average net assets.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
(f)
Asset based fee minimum rate is a blended rate between 0.1875% and 0.10% based on manager assets.

(g)
Performance fee rate based on average assets managed by Strategy Capital, LLC, excluding TIFF advised assets and assets of Strategy Capital, LLC and its affiliates.

*
Lansdowne Partners (UK) LLC ceased managing assets for the fund as of March 2020.

**
AQR Capital Management — EAFE ceased managing assets for the fund as of March 2020.

Fees for such services paid to the individual money managers are reflected as money manager fees on the Statement of Operations. As of June 30, 2020, $7,646,839 remained payable and reflected as money manager fees on the Statement of Assets and Liabilities.
With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity through that entity’s NAV. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.
6.   Fund Administration and Custody Agreement
Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration and custody fees on the Statement of Operations. As of June 30, 2020, $2,217,966 remained payable and reflected as fund administration and custody fees on the Statement of Assets and Liabilities.
7.   Investment Transactions
Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2020 were as follows:
	Purchases	Sales
Non-US GovernmentSecurities	$946,972,683	$1,244,110,703
US Government Securities	66,719,713	89,663,517
8.   Federal Tax Information
For federal income tax purposes, the cost of investments owned at June 30, 2020 has been estimated since the final tax characteristic cannot be determined until subsequent to fiscal year end.
Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$250,519,562	$(257,320,567)	$(6,801,005)	$1,431,844,768
The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, total return swaps, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.
Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2020.
9.   Repurchase and Reverse Repurchase Agreements
The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.
In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.
In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.
The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of June 30, 2020:
Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$119,868,333	$—	$(119,868,333)	$—
Total	$119,868,333	$—	$(119,868,333)	$—
Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.
10.   Capital Share Transactions
While there are no sales commissions (loads) or 12b-1 fees, MAF assesses entry and exit fees of 0.50% of capital invested or redeemed. These fees, which are paid to the fund directly, not to TAS or other vendors supplying services to the fund, are designed, in part, to protect non-transacting members from bearing the transaction costs, including market impact, that may arise from a transacting member’s purchases, exchanges, and redemptions of MAF shares. They are also designed to encourage investment only by members with a long-term investment horizon. Further, they are designed to discourage market timing or other inappropriate short-term trading by members. The entry and exit fees are assessed irrespective of the length of time a member’s shares are held. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the fund and included in proceeds from shares sold or deducted from distributions for redemptions.
Members of the fund have the ability to elect a systematic withdrawal plan option and can redeem up to 6% of the value of their account each fiscal year without paying the 0.50% exit fee normally assessed on redemptions, subject to certain conditions. Additionally, during 2020, TAS temporarily modified the systematic withdrawal plan due to the uncertainties related to COVID-19 to provide additional liquidity to members and is allowing members to redeem up to 10% of the value of their account without paying the 0.50% exit fee normally assessed on redemptions, subject to certain conditions, through December 31, 2020. Members that elect to take the systematic withdrawal option enhancement will be required to reinvest their quarterly dividends and distributions.
11.   Concentration of Risks
MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.
The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.
The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.
The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.
The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.
The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.
12.   Indemnifications
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
13.   Subsequent Events
Throughout 2020, global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the fund’s investment results may be adversely affected. Management has evaluated the possibility of these subsequent events and has determined that there are no material events that would require disclosure.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2020
Additional Information (Unaudited)
Proxy Voting Policy and Voting Record
A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available at https://www.tipfunds.org/files/proxy_voting/Proxy_Voting_Policy.pdf and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.
Quarterly Reporting
TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. TIP’s Form N-PORT report is available on the website of the SEC at http://www.sec.gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, TIP has adopted a liquidity risk management program. Dr. Oliver Bardon has been designated by the Board to administer TIP’s liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
In March 2020, Dr. Bardon provided the Board with a report addressing the operation of the program and assessing its adequacy and effectiveness of implementation for the 2019 calendar year. Dr. Bardon noted in his report that there had not been any market- or industry-wide developments, or any changes to the Funds’ operations or other Fund-specific circumstances (including unusual redemption patterns), during the period 12/31/18 through 12/31/19 that altered the liquidity risk profile for either Fund. Dr. Bardon also noted that there had been no changes to the program since the Board last reviewed the program in March 2019. Dr. Bardon concluded in his report that the program is reasonably designed to assess and manage each Fund’s liquidity risk.
Based upon Dr. Bardon’s report to the Board, the Funds’ liquidity risk management program supported each Fund’s ability to honor redemption requests timely over the past year, including during periods of market volatility and net redemptions. The program operated adequately and as expected over the past year and the implementation of the program was effective in managing each Fund’s liquidity risk.
There can be no assurance that the Funds’ liquidity risk management program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Multi-Asset
TIFF Multi-Asset Fund	JUNE 30, 2020
Approval of the Advisory Agreements and Money Manager Agreements
During a meeting held on June 24-25, 2020, the board of trustees of TIFF Investment Program (“TIP”), all of whom are not “interested persons” of TIP (the “board” or “trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), conducted its annual review (the “Annual Review”) of the investment advisory agreements between each of the TIP funds and TIFF Advisory Services, Inc. (“TAS”) (“Investment Advisory Agreements”), the investment advisor to TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) and TIFF Short-Term Fund (“Short-Term Fund” or “STF”), as well as the money manager agreements between Multi-Asset Fund and its money managers (as sub-advisors) (“Money Manager Agreements”) 1. The Investment Advisory Agreements and the Money Manager Agreements are collectively referred to herein as “Advisory Agreements,” and Multi-Asset Fund and Short-Term Fund may be referred to individually as a “Fund” or collectively as the “Funds.”
Consideration of the Advisory Agreements at the Annual Review
With respect to its consideration of this matter, the board requested and received information from TAS and the money managers in advance of the meeting, which the trustees reviewed separately in executive sessions with their independent legal counsel at the meeting. The materials provided included information regarding personnel and services, investment process and strategies, portfolio management, fees and expenses, performance, and, with respect to TAS, its profitability and process to select, monitor and oversee the money managers. Information about brokerage practices was also supplied, including allocation methodologies, best execution, commission rates, and soft dollar arrangements. Information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s and the money managers’ compliance programs, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer backgrounds, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.
In addition, the board considered the following: (1) a memorandum from the board’s independent legal counsel setting forth the board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the board should consider in its evaluation of the Advisory Agreements; (2) responses submitted by TAS and each money manager to questionnaires prepared by the board’s independent legal counsel requesting information necessary for the trustees’ evaluation of the Advisory Agreements; (3) a report prepared by Broadridge, an independent provider of investment company data, comparing the performance of each Fund to the performance of its applicable peer groups, and comparing each Fund’s advisory fees and total expenses to those of its respective peer groups; (4) additional information from TAS regarding the fees charged by TAS to each Fund and to certain other private funds managed by TAS; (5) a report detailing MAF assets under management, effective fee rates and fees paid to each money manager in 2019, and similar information for TAS; (6) a report of the ten brokers receiving the highest aggregate brokerage commissions by manager for the year ended December 31, 2019; (7) certain financial information about TAS, including its audited financial statements for the year ended December 31, 2019; and (8) the direct and indirect benefits that accrue to TAS and its affiliates, and to the money managers, from their relationships with the Funds, which include fees paid to TAS by the Funds for TAS to perform certain administrative and other services for the Funds.
While attention was given to all information furnished, the following discusses the primary factors relevant to the board’s decisions. In each case, the board concluded that the Funds’ performance was acceptable and that the Funds’ advisory fees and total expenses were reasonable in light of the quality and nature of services provided.
Nature, Extent, and Quality of Services
The board considered a number of factors in evaluating TAS and the money managers in connection with the Annual Review. The board noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as the Funds’ performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need arises. The board’s evaluation of the services provided by TAS and the money managers took into account the trustees’ knowledge and familiarity gained as board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Fund assets across money managers and asset classes, managing certain asset types in-house (e.g., Treasuries, futures contracts, swaps, and other instruments), and its compliance responsibilities.

1 The money managers that the Board considered for renewal are: Amundi Pioneer Institutional Asset Management, Inc.; AQR Capital Management, LLC; Deep Basin Capital LP; Fundsmith, LLP; Green Court Capital Management Limited; Kopernik Global Investors, LLC; Mission Value Partners, LLC; Strategy Capital, LLC; and TB Alternative Assets Ltd.

Multi-Asset
TIFF Multi-Asset Fund	JUNE 30, 2020
The board also considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. The board considered reports from TAS regarding the operations of certain money managers, the performance and investment strategies of certain money managers in light of current market conditions, as well as the role that each money manager plays in Multi-Asset Fund’s portfolio. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the Advisory Agreements by TAS and each of the money managers.
Profitability
In addition, the board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers is affiliated with TAS or Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.
TIFF Multi-Asset Fund Performance, Fees, and Expenses
Multi-Asset Fund operates on a “multi-manager” basis, which means that its assets are divided into multiple segments and those segments are managed by different investment management firms as money managers to such Fund. In addition, TAS manages a portion of Multi-Asset Fund’s assets directly and is also responsible for determining the appropriate manner in which to allocate assets among money managers. There is no pre-specified target allocation of assets to any particular money manager. Each money manager manages one or more segments of Multi-Asset Fund pursuant to a money manager agreement between the money manager and TIP, on behalf of Multi-Asset Fund. Multi-Asset Fund also invests a portion of its assets in other investment funds (which are sometimes referred to as “underlying funds” or “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. As an investor in an acquired fund, Multi-Asset Fund bears its ratable share of expenses, including advisory and administration fees and other fees, of the acquired fund. Such fees and expenses are referred to as “underlying fund expenses” and represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of its investments in acquired funds.
Money Managers Under Consideration and Performance Benchmarks Reviewed:
Amundi Pioneer Institutional Asset Management, Inc.
Bloomberg Barclays US Government Inflation-Linked Bond Index (US Treasury obligations, including TIPS, mandate)
Bloomberg Barclays Nominal US Treasury Index (Laddered US Treasury securities mandate)
AQR Capital Management, LLC
Russell 1000
Deep Basin Capital LP
HFRI Equity Market Neutral
Fundsmith, LLP
MSCI World Index
Green Court Capital Management Limited
CSI 300 Index
Kopernik Global Investors, LLC
MSCI All Country World Index
Mission Value Partners, LLC
US CPI Urban Consumers Index plus a specified spread
70% MSCI Japan Index/30% MSCI World Index
Strategy Capital, LLC
S&P 500 Index
TB Alternative Assets Ltd.
50% MSCI China Index/50% CSI 300 Index
The board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Advisory Agreements, including, among other information, a comparison of the Fund’s total return with three self-selected benchmarks and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.

Multi-Asset
TIFF Multi-Asset Fund	JUNE 30, 2020
In particular, the board reviewed Multi-Asset Fund’s performance against its benchmarks (the three self-selected benchmarks were the MAF Constructed Index, based on the normal allocation to each asset class, the 65/35 Mix2, and the Consumer Price Index (“CPI”) + 5% per annum), and a Broadridge peer universe. The Broadridge peer universe consisted of Multi-Asset Fund and all retail and institutional flexible portfolio funds as classified by Broadridge (the “Broadridge MAF peer universe”). The board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. Multi-Asset Fund’s returns exceeded the MAF Constructed Index for the one- and ten-year periods ended March 31, 2020, and lagged the MAF Constructed Index for the three- and five-year periods ended March 31, 2020. Multi-Asset Fund’s returns lagged the 65/35 Mix for the one-, three-, five-, and ten-year periods ended March 31, 2020. Multi-Asset Fund’s returns lagged the CPI + 5% benchmark for the one-, three-, five-, and ten-year periods ended March 31, 2020. Multi-Asset Fund’s returns exceeded the average of the Broadridge MAF peer universe for the one-, three-, five- and ten-year periods ended March 31, 2020.
The board also reviewed the fees and expenses of Multi-Asset Fund against an expense peer group provided by Broadridge. This expense peer group (the “MAF expense peer group”) consisted of Multi-Asset Fund and ten other institutional flexible portfolio funds as classified by Broadridge. The actual advisory fees of Multi-Asset Fund were slightly above the median advisory fees of the MAF expense peer group for the latest fiscal year. The trustees noted that MAF makes substantial use of performance-based fee arrangements with the money managers, which can lead to higher advisory fees when money managers perform well. The total expenses of Multi-Asset Fund, including the underlying fund expenses, exceeded the median of the MAF expense peer group for the latest fiscal year, but were only slightly above the median excluding underlying fund expenses. The board noted that, because the acquired funds in which Multi-Asset Fund invests typically use performance-based fee arrangements, the underlying fund expenses will tend to be higher when the acquired funds perform well. Further, most of the other funds in the MAF expense peer group do not invest in acquired funds and, therefore, do not incur underlying fund expenses. The board took into consideration management’s discussion of the acquired funds’ contributions to MAF’s overall performance and the role such funds play in MAF’s portfolio, as well as management’s view that these factors offset the higher fees and expenses resulting from such investments.
The board reviewed and discussed TAS’s fee schedule and the fee schedules of the money managers, noting that each of the money managers had an asset-based fee arrangement or a fee arrangement which included a combination of both an asset-based fee and a performance-based fee. The board assessed the extent to which Multi-Asset Fund enjoyed economies of scale resulting from the fee structures provided by each of the money managers, noting that certain money managers’ asset-based fee schedules did not include breakpoints, but their fee schedules were consistent with the fee schedules such managers had in place with, or offered to, other clients having substantially similar investment mandates. Further, with respect to those money managers that received performance-based fees, the board felt that such fee schedules appropriately aligned the money managers’ interests with those of Multi-Asset Fund’s members. As part of its analysis, the board also considered the fees charged by TAS to MAF and certain other private funds managed by TAS.
Additionally, the board considered the direct and indirect benefits that accrue to certain money managers as a result of their use of brokerage commissions paid by MAF, with respect to portfolio transactions undertaken by such money managers, to obtain research products and services.
TIFF Short-Term Fund Performance, Fees, and Expenses
The board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with TAS, including, among other information, a comparison of the Fund’s total return with a self-selected benchmark and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.
In particular, the board reviewed Short-Term Fund’s performance against its self-selected benchmark (BofA Merrill Lynch US 6-Month Treasury Bill Index (the “Index”)), and a Broadridge peer universe. The Broadridge peer universe consisted of Short-Term Fund and all retail and institutional ultra-short obligation funds as classified by Broadridge (the “Broadridge STF peer universe”). The board considered TAS’s internal management of Short-Term Fund since 2004. It noted that Short-Term Fund typically invests substantially all of its assets in US Treasury bills and normally maintains a duration of within three months of the duration of the Index. In contrast, the Broadridge STF peer universe used for comparison purposes, which closely matches Short-Term Fund in certain respects, includes funds that do not limit their investments to US Treasury bills and may maintain portfolio dollar-weighted average maturities up to 365 days. Short-Term Fund produced modestly positive total returns for the one-, three-, five- and ten-year periods ended March 31, 2020 due to the extremely low yields on US Treasury bills resulting from Federal Reserve Board policy and Short-Term Fund’s operational costs, including the cost of portfolio rebalancing. Short-Term Fund underperformed the Index for the one-, three-, five- and ten-year periods ended March 31,

2 The 65/35 Mix is comprised of 65% MSCI All Country World Index and 35% Barclays US Aggregate Bond Index.

Multi-Asset
TIFF Multi-Asset Fund	JUNE 30, 2020
2020. The board noted that the Index does not reflect any fees or expenses and has an average maturity of six months compared to Short-Term Fund’s average maturity of about three months. Short-Term Fund’s returns exceeded the average of the Broadridge STF peer universe for the one-, three-, and five-year periods ended March 31, 2020, but lagged this universe for the ten-year period ended March 31, 2020. The board considered these results in light of Short-Term Fund’s investment strategy and the purposes for which Short-Term Fund members use the Fund.
The board also reviewed the fees and expenses of Short-Term Fund against an expense peer group provided by Broadridge. This expense peer group (the “STF expense peer group”) consisted of Short-Term Fund and eleven other institutional ultra-short obligation funds as classified by Broadridge. The board noted that the actual advisory fee and total expenses of Short-Term Fund were well below the median of the STF expense peer group. The board also noted that TAS’s fee schedule included breakpoints that could enable Short-Term Fund to benefit from economies of scale should the Fund’s assets grow.
Results of Review of Advisory Agreements
After considering responses from TAS and each money manager to the questionnaire prepared on behalf of the board and further discussion, the board voted at the meeting to approve the continuance of the Investment Advisory Agreements for another year with respect to both Multi-Asset Fund and Short-Term Fund and to continue the Money Manager Agreements for another year with respect to Multi-Asset Fund. The board based its evaluation on the material factors presented to it at the meeting and discussed herein, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers, as applicable, in connection with providing services to the Funds; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) in the case of the Multi-Asset Fund, the contribution of each money manager toward the overall performance of the Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers.
Prior to a vote being taken to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements, the trustees met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The trustees concluded that the Advisory Agreements were reasonable, fair, and in the best interests of the Funds, and that the fees set forth in the agreements were fair and reasonable. In reaching its conclusion to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements for another year, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2020
Index Descriptions
Consumer Price Index is based on the Consumer Price Index-All Urban Consumers (CPI- U), a widely recognized measure of US inflation that represents changes in the prices paid by consumers for a representative basket of goods and services.
CSI 300 Index tracks 300 stocks traded in the Shanghai and Shenzhen stock exchanges.
MSCI All Country World Index tracks large-capitalization stocks worldwide.
MSCI China Index tracks large and mid-cap segments of the China equity universe across China A shares, H shares, B shares, red chips, P chips, and foreign listings and is comprised of 702 constituents.
MSCI EAFE Index tracks developed markets in Europe, Australia, and the Far East.
Russell 1000 Index tracks the largest 1,000 US companies.
S&P 500 Index (S&P 500 Total Return Index) includes 500 companies in leading industries of the US economy, capturing 75% coverage of US equities. The S&P 500 Index is maintained by the S&P Index Committee, based on published guidelines governing additions to and removal from the index. Criteria for index additions include US companies, market capitalization in excess of  $4 billion, public float, financial viability, adequate liquidity and reasonable price, sector representation, and company type. Criteria for index removals include violating or no longer meeting one or more criteria for index inclusion.

Short-Term
TIFF Short-Term Fund	June 30, 2020
Internet Availability of Shareholder Reports
Beginning on January 2, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of TIFF Short-Term Fund’s (the “Fund”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of these reports from the Fund. Instead, these reports will be made available on the Fund’s website, and you will be notified by e-mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by calling TIFF Member Services at 800-984-0084 or by sending an e-mail request to memberservices@tiff.org.
You may elect to receive all future shareholder reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling TIFF Member Services at 800-984-0084 or by sending an e-mail request to memberservices@tiff.org. Your election to receive reports in paper will apply to all TIP funds that you hold.

Short-Term
TIFF Short-Term Fund	June 30, 2020
Fund Expenses (Unaudited)
As a shareholder of a fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During the Period* 1/1/20 – 6/30/20
1) Actual	$1,000.00	$1,005.40	$1.25
2) Hypothetical	$1,000.00	$1,023.62	$1.26

*
Expenses are equal to the fund’s annualized expense ratio of 0.25% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Summary Schedule of Investments (Unaudited)
US Treasury Bills	99.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Net Assets	100.0%
See accompanying Notes to Financial Statements.

Short-Term
TIFF Short-Term Fund	June 30, 2020
Financial Highlights
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
For a share outstanding throughout each period
Net asset value, beginning of period	$9.86	$9.86	$9.86	$9.86	$9.86	$9.87
Income (loss) from investment operations
Net investment income (loss) (a)	0.05	0.21	0.17	0.06	0.01	(0.01)
Net realized and unrealized gain on investments (b)	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.05	0.21	0.17	0.06	0.01	(0.01)
Less distributions from
Net investment income	(0.05)	(0.21)	(0.17)	(0.06)	(0.01)	—
Total distributions	(0.05)	(0.21)	(0.17)	(0.06)	(0.01)	—
Net asset value, end of period	$9.86	$9.86	$9.86	$9.86	$9.86	$9.86
Total return (c)	0.54% (d)	2.20%	1.74%	0.64%	0.13%	(0.10)%
Ratios/supplemental data
Net assets, end of period (000s)	$77,123	$75,891	$80,341	$84,612	$83,729	$97,168
Ratio of expenses to average net assets	0.25% (e)	0.25%	0.23%	0.23%	0.24%	0.22%
Ratio of net investment income (loss) to average net assets	1.09% (e)	2.15%	1.69%	0.63%	0.15%	(0.09)%
Portfolio turnover (f)	—%	—%	—%	—%	—%	—%

(a)
Calculation based on average shares outstanding.

(b)
Rounds to less than $0.01.

(c)
Total return assumes dividend reinvestment.

(d)
Not annualized.

(e)
Annualized.

(f)
Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded by definition from the calculation of portfolio turnover, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

See accompanying Notes to Financial Statements.

Short-Term
TIFF Short-Term Fund	June 30, 2020
Schedule of Investments (Unaudited)
	Principal Amount	Value
Investments — 99.7% of net assets
Short-Term Investments — 99.7%
US Treasury Bills (a) — 99.7%
US Treasury Bill, 1.537%, 07/09/20	$4,000,000	$3,998,662
US Treasury Bill, 1.548%, 07/23/20	2,000,000	1,998,142
US Treasury Bill, 1.558%, 08/06/20	3,000,000	2,995,427
US Treasury Bill, 1.537%, 08/20/20	20,000,000	19,958,208
US Treasury Bill, 0.005%, 09/17/20	5,000,000	4,998,429
US Treasury Bill, 0.081%, 09/24/20	9,000,000	8,996,919
US Treasury Bill, 0.131%, 10/01/20	2,000,000	1,999,208
US Treasury Bill, 0.157%, 10/15/20	2,000,000	1,999,073
US Treasury Bill, 0.133%, 10/22/20	1,000,000	999,498
US Treasury Bill, 0.116%, 10/29/20	2,000,000	1,998,950
US Treasury Bill, 0.164%, 11/27/20	5,000,000	4,996,585
	Principal Amount	Value
US Treasury Bill, 0.173%, 12/03/20	$5,000,000	$4,996,663
US Treasury Bill, 0.182%, 12/10/20	12,000,000	11,991,360
US Treasury Bill, 0.172%, 12/17/20	2,000,000	1,998,580
US Treasury Bill, 0.172%, 12/24/20	3,000,000	2,997,580
Total US Treasury Bills (Cost $76,925,180)		76,923,284
Total Short-Term Investments (Cost $76,925,180)		76,923,284
Total Investments — 99.7% (Cost $76,925,180)		76,923,284
Other Assets in Excess of Liabilities — 0.3%		199,665
Net Assets — 100.0%		$77,122,949

(a)
Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

See accompanying Notes to Financial Statements.

Short-Term
TIFF Short-Term Fund
Statement of Assets and Liabilities (Unaudited)
June 30, 2020
Assets
Investments in securities, at value (cost: $76,925,180)	$76,923,284
Cash	59,731
Receivables:
Investment securities sold	1,999,971
Interest	62,264
Prepaid expenses	7,974
Total Assets	79,053,224
Liabilities
Payables:
Capital stock redeemed	1,833,317
Fund administration and custody fees	62,901
Accrued professional fees	25,144
Distributions	3,676
Investment advisory and administrative fees	2,680
Chief Compliance Officer’s costs and Trustee’s fees	62
Accrued expenses and other liabilities	2,495
Total Liabilities	1,930,275
Net Assets	$77,122,949
Shares Outstanding (unlimited authorized shares, par value $0.001)	7,820,982
Net Asset Value Per Share	$9.86
Net Assets Consist of:
Capital stock	$77,086,422
Total distributable earnings (loss)	36,527
Net Assets	$77,122,949
See accompanying Notes to Financial Statements.

Short-Term
TIFF Short-Term Fund
Statement of Operations (Unaudited)
Six Months Ended June 30, 2020
Investment Income
Interest	$523,178
Total Investment Income	523,178
Expenses
Fund administration and custody fees	36,646
Professional fees	21,872
Shareholder Registration fees	12,570
Investment advisory fees	11,732
Chief Compliance Officer’s costs and Trustee’s fees	5,164
Administrative fees	3,911
Miscellaneous fees and other	5,131
Total Expenses	97,026
Net Investment Income	426,152
Net Realized Gain from Investments	53,825
Net Change in Unrealized Depreciation on Investments	(10,569)
Net Realized and Unrealized Gain on Investments	43,256
Net Increase in Net Assets Resulting from Operations	$469,408
See accompanying Notes to Financial Statements.

Short-Term
TIFF Short-Term Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$426,152	$1,522,291
Net realized gain from investments	53,825	37,759
Net change in unrealized depreciation on investments	(10,569)	(1,656)
Net Increase in Net Assets Resulting from Operations	469,408	1,558,394
Distributions
Distributions to shareholders	(426,158)	(1,532,333)
Decrease in Net Assets Resulting from Distributions	(426,158)	(1,532,333)
Capital Share Transactions
Proceeds from shares sold	71,837,701	86,559,493
Proceeds from distributions reinvested	384,096	1,379,524
Cost of shares redeemed	(71,033,302)	(92,414,990)
Net Increase (Decrease) From Capital Share Transactions	1,188,495	(4,475,973)
Total Increase (Decrease) in Net Assets	1,231,745	(4,449,912)
Net Assets
Beginning of period	75,891,204	80,341,116
End of period	$77,122,949	$75,891,204
Capital Share Transactions (in shares)
Shares sold	7,274,544	8,768,976
Shares reinvested	38,909	139,877
Shares redeemed	(7,191,216)	(9,360,608)
Net Increase (Decrease)	122,237	(451,755)
See accompanying Notes to Financial Statements.

Short-Term
TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
1.   Organization
TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2020, TIP consisted of two mutual funds, TIFF Multi-Asset Fund and TIFF Short-Term Fund (“STF” or the “fund”), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and notes presented here relate only to STF.
Investment Objective
STF’s investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.
2.   Summary of Significant Accounting Policies
The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.
The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.
Valuation of Investments
Fair value is defined as the price that the fund could reasonable expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)
Short-term debt securities having a remaining maturity of less than 60 days are valued at amortized cost using straight-line amortization, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities are typically categorized as Level 2 in the fair value hierarchy.
During the period ended June 30, 2020, all of the fund’s investments were valued using Level 2 inputs; therefore, there were no transfers to or from Level 3 investments.
Investment Transactions and Investment Income
Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis.

Short-Term
TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
Income Taxes
There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income.
The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2016 − December 31, 2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.
Expenses
Expenses directly attributable to STF are charged to that fund’s operations; expenses that are applicable to all TIP funds are allocated among them based on the relative average daily net assets of each TIP fund.
Dividends to Members
It is the policy of the fund to declare dividends, if any, from net investment income monthly and capital gains distributions at least annually.
Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.
Net Asset Value
The net asset value per share is calculated on a daily basis by dividing the fund’s assets, less its liabilities, by the number of outstanding shares of the fund.
3.   Investment Advisory and Other Agreements, and Other Transactions with Affiliates
TIP’s board of trustees (the “board”) has approved an investment advisory agreement with TIFF Advisory Services, Inc. (“TAS”), an affiliate of TIP. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:
Assets
On the first $1 billion	0.03%
On the next $1 billion	0.02%
On the remainder (> $2 billion)	0.01%
Fees for such services paid to TAS by the fund are reflected as investment advisory fees on the Statement of Operations. As of June 30, 2020, $2,010 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.
TAS provides certain administrative services to TIP under a services agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.01% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations. As of June 30, 2020, $670 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.
TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. STF pays a pro rata portion of such costs based on its share of TIP’s net assets. The costs for such services paid to TAS by the fund were $4,219 for the period ended June 30, 2020 and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2020, $301 was prepaid and is included as an offset in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.
TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board received compensation of  $945 from STF for the period ended June 30, 2020 for service as independent chair. Fees paid for such services are included in Chief

Short-Term
TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2020, $363 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.
4.   Fund Administration and Custody Agreement
Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration and custody fees on the Statement of Operations. As of June 30, 2020, $62,901 remained payable and reflected as fund administrative and custody fees on Statement of Assets and Liabilities.
5.   Federal Tax Information
For federal income tax purposes, the cost of investments owned at June 30, 2020 has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at June 30, 2020, are as follows:
Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation	Cost
$1,604	$(3,500)	$(1,896)	$76,925,180
Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2020.
6.   Repurchase Agreements
The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS.
In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.
The fund did not hold repurchase agreements as of June 30, 2020.
7.   Concentration of Risks
The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.
The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.
From time to time, a fund may have members that hold significant portions of the fund’s outstanding shares. Investment activities of such members could have a material impact on the fund. As of June 30, 2020, TAS, the advisor to the fund, owned 39% of STF.

Short-Term
TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2020
8.   Indemnifications
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
9.   Subsequent Events
Throughout 2020, global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the fund’s investment results may be adversely affected. Management has evaluated the possibility of these subsequent events and has determined that there are no material events that would require disclosure.

Short-Term
TIFF Short-Term Fund	June 30, 2020
Additional Information (Unaudited)
Proxy Voting Policy and Voting Record
A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available at https://www.tipfunds.org/files/proxy_voting/Proxy_Voting_Policy.pdf and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.
Quarterly Reporting
TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. TIP’s Form N-PORT reports are available on the website of the SEC at http://www.sec.gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, TIP has adopted a liquidity risk management program. Dr. Oliver Bardon has been designated by the Board to administer TIP’s liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
In March 2020, Dr. Bardon provided the Board with a report addressing the operation of the program and assessing its adequacy and effectiveness of implementation for the 2019 calendar year. Dr. Bardon noted in his report that there had not been any market- or industry-wide developments, or any changes to the Funds’ operations or other Fund-specific circumstances (including unusual redemption patterns), during the period 12/31/18 through 12/31/19 that altered the liquidity risk profile for either Fund. Dr. Bardon also noted that there had been no changes to the program since the Board last reviewed the program in March 2019. Dr. Bardon concluded in his report that the program is reasonably designed to assess and manage each Fund’s liquidity risk.
Based upon Dr. Bardon’s report to the Board, the Funds’ liquidity risk management program supported each Fund’s ability to honor redemption requests timely over the past year, including during periods of market volatility and net redemptions. The program operated adequately and as expected over the past year and the implementation of the program was effective in managing each Fund’s liquidity risk.
There can be no assurance that the Funds’ liquidity risk management program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Governance
Trustees and Principal Officers (Unaudited)
The board of TIP comprises experienced institutional investors, including current or former senior officers of leading endowments and foundations. Among the responsibilities of the board are approving the selection of the investment advisor and money managers for TIP; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees; and electing TIP officers.
Each trustee serves the fund until his termination, or until the trustee’s retirement, resignation, or death, or otherwise as specified in TIP’s Agreement and Declaration of Trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is 170 N. Radnor Chester Road, Suite 300, Radnor, PA, 19087.
The Statement of Additional Information has additional information regarding the board. A copy is available upon request without charge by calling 800-984-0084. This information is also available on the website of the SEC at http://www.sec.gov.
Independent Trustees
William F. McCalpin
Born 1957 Trustee since February 2008 Board Chair since 2008 2 funds overseen
Principal Occupation(s) During the Past Five Years:
Independent consultant. Chair of the Board of Trustees of The Janus Henderson Funds (2008 – present); Trustee of The Janus Henderson Funds (2002 – present) (oversees 58 portfolios). Formerly, Managing Partner, Impact Investments, Athena Capital Advisors, LLC, an independent, registered advisor (2016 – 2019); Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009 – 2016); Chief Executive Officer, Imprint Capital Advisors, LLC, an investment advisor exclusively focused on impact investing (2013 – 2015).
Other Directorships: F.B. Heron Foundation; Mutual Fund Directors Forum.

Craig R. Carnaroli
Born 1963 Trustee since January 2012 2 funds overseen
Principal Occupation(s) During the Past Five Years:
Executive Vice President, University of Pennsylvania. Other Directorships: University City District; University City Science Center; Philadelphia Industrial Development Corp.; Greater Philadelphia Chamber of Commerce; The Connelly Foundation, a private grantmaking foundation.

Mark L. Baumgartner
Born 1969 Trustee since September 2016 2 funds overseen
Principal Occupation(s) During the Past Five Years:
Chief Investment Officer, Institute for Advanced Study, a private, independent academic institution (2014 – present).
Other Directorships: Trustee, YMCA Retirement Fund.

Governance
Trustees and Principal Officers (Unaudited)
Principal Officers
Clarence Kane Brenan
Born 1968 President and CEO since July 2020
Principal Occupation(s) During the Past Five Years:
CEO, TIFF Advisory Services, Inc. (July 2020 – present); Partner, Global Head, and Co-CIO of the Global Portfolio Solutions (GPS) group, among other positions, Goldman Sachs (1998 – 2020).

Jay L. Willoughby
Born 1958 Chief Investment Officer since October 2015
Principal Occupation(s) During the Past Five Years:
Chief Investment Officer, TIFF Advisory Services, Inc. (2015 – present);
CIO, Alaska Permanent Fund Corp., a sovereign wealth fund of the State of Alaska (2011 – 2015).

Katherine M. Billings
Born 1980 CFO and Treasurer since July 2017
Principal Occupation(s) During the Past Five Years:
Vice President and Treasurer, TIFF Advisory Services, Inc. (2017 – present); Director, among other positions, PricewaterhouseCoopers, LLP (2002 – 2017).

Zane T. Hamid
Born 1981 Vice President since December 2017	Principal Occupation(s) During the Past Five Years: Vice President and Head of Fund Operations (2017 – present); Deputy Head of Fund Operations (2013 – 2017), TIFF Advisory Services, Inc.
Christian A. Szautner
Born 1972 CCO since July 2008; Vice President, Secretary, and Chief Legal Officer since July 2017
Principal Occupation(s) During the Past Five Years:
Vice President and Chief Compliance Officer, TIFF Advisory Services, Inc.; General Counsel – Regulatory and Assistant Secretary (2017 – present), TIFF Advisory Services, Inc.

Robert J. Zion
Born 1961 Vice President and COO since March 2017, Assistant Treasurer since July 2017
Principal Occupation(s) During the Past Five Years:
Vice President and Chief Operating Officer, TIFF Advisory Services, Inc. (March 2017 – present); Chief Operating Officer, among other positions, Hirtle Callaghan & Co. (1991 – 2017).

TIFF Investment Program
MONEY MANAGERS AND ACQUIRED FUND (“AF”) MANAGERS
TIFF Multi-Asset Fund
Amundi Pioneer Institutional Asset Management, Inc.
AQR Capital Management, LLC
Canyon Capital Advisors LLC (AF)
Deep Basin Capital LP
Eversept Partners, LP (AF)
Farallon Capital Management, LLC (AF)
Fundsmith, LLP
Green Court Capital Management Limited
GSA Capital Ltd. (AF)
Honeycomb Asset Management LP (AF)
Keel Capital AB
Kopernik Global Investors, LLC
Lansdowne Partners (UK) LLP*
Lansdowne Partners Limited (AF)
Mission Value Partners, LLC
Neo Ivy Capital Management, LLC (AF)
NewGen Asset Management Limited
Northwest Investment Management (Hong Kong) Limited (AF)
QVT Financial LP (AF)
Strategy Capital, LLC
TB Alternative Assets Ltd. (“Trustbridge”)
TIFF Advisory Services, Inc.
Voloridge Investment Management, LLC (AF)
TIFF Short-Term Fund
TIFF Advisory Services, Inc.
ADVISOR
TIFF Advisory Services, Inc.

170 N. Radnor Chester Road
Suite 300
Radnor, PA 19087
phone     610-684-8200
fax         610-684-8210
CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Iron Street
Boston, MA 02210
FUND DISTRIBUTOR
Foreside Fund Services, LLC
3 Canal Plaza
Suite 100
Portland, ME 04101
FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Market Street
Suite 1800
Philadelphia, PA 19103

*
Manager is no longer managing assets for the fund at June 30, 2020.

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting https://www.tipfunds.org/files/prospectus_and_disclosures/Prospectus.pdf. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, President and Chief Executive Officer

Date	August 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, President and Chief Executive Officer

Date	August 26, 2020

By (Signature and Title)	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	August 26, 2020